Filed with the Securities and Exchange Commission on March 25, 2005

Registration No. 333-93775                   Investment Company Act No. 811-5438
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             Registration Statement under The Securities Act of 1933
                         Post-Effective Amendment No. 10
                                     and/or
         Registration Statement under The Investment Company Act of 1940
                                Amendment No. 118

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (Name of Depositor)

                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
              (Address of Depositor's Principal Executive Offices)

                                 (203) 926-1888
                         (Depositor's Telephone Number)

                     TIMOTHY P. HARRIS, CHIEF LEGAL OFFICER
                 One Corporate Drive, Shelton, Connecticut 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:
                               ROBIN WAGNER, ESQ.
                      VICE PRESIDENT AND CORPORATE COUNSEL
         One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176

           Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

     |_| immediately upon filing pursuant to paragraph (b) of Rule 485 on
         ____________ pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a) (i) of Rule 485 |X| on May 2, 2005 pursuant to paragraph (a) (i) of Rule 485
     |_| 75 days after filing pursuant to paragraph (a) (ii) of Rule 485 |_| on ______________pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
    Units of interest in Separate Accounts under variable annuity contracts.

--------------------------------------------------------------------------------

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                  A Prudential Financial Company
                                 One Corporate Drive, Shelton, Connecticut 06484
                                 -----------------------------------------------


AMERICAN SKANDIA
LIFE ASSURANCE



Single Premium Variable Immediate Annuity
--------------------------------------------------------------------------------


PROSPECTUS: MAY 2, 2005

This Prospectus describes a single premium variable immediate annuity (the "Annuity") offered by American Skandia Life Assurance Corporation ("American Skandia", "we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an interest in a group annuity. This Prospectus describes the important features of the Annuity and what you should consider before purchasing the Annuity. The Annuity or certain of its investment options may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and/or regulations. For more information about variations applicable to your state, please refer to your Annuity contract or consult your Investment Professional. Certain capitalized terms are either defined in the Glossary of Terms or in the context of the particular section of this Prospectus.

--------------------------------------------------------------------------------
American Skandia offers several different variable adjustable immediate annuities which your investment professional may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection and the ability to access your annuity's account value. The fees and charges you pay and compensation paid to your investment professional may also be different between each annuity.
--------------------------------------------------------------------------------

The Variable Investment Options
-------------------------------
Each investment option is a Sub-account of American Skandia Life Assurance Corporation Variable Account B and invests in a corresponding underlying mutual fund portfolio. Currently available portfolios are: American Skandia Trust, Gartmore Variable Investment Trust, Wells Fargo Variable Trust, A I M Advisors, Inc., Evergreen Variable Annuity Trust, ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.



Please Read This Prospectus
---------------------------
Please read this prospectus and the current prospectus for the underlying mutual funds. Keep them for future reference. If you are purchasing the Annuity as a replacement for existing variable annuity or variable life coverage, you should consider any surrender or penalty charges you may incur when replacing your existing coverage and that this Annuity may be subject to a contingent deferred sales charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

Available Information
---------------------
We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of
Additional Information are described on page   . This Prospectus is part of the
registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.


For Further Information call:
-----------------------------

1-800-752-6342

This annuity is NOT a deposit or an obligation of, or issued, guaranteed or endorsed by, any bank, is NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in this Annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Money Market sub-account.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated: May 2, 2005                Statement of Additional Information
VIAT--PROS--(05/2005)                                         Dated: May 2, 2005
                                                                        VIATPROS

PLEASE SEE OUR PRIVACY POLICY AND IRA DISCLOSURE STATEMENT ATTACHED TO THE BACK
                           COVER OF THIS PROSPECTUS.

Contents
-------------------------------------------------------------------------------



Introduction .............................................................................   1
  Why Would I Choose to Purchase This Annuity? ...........................................   1
  What Are Some of the Key Features of This Annuity? .....................................   1
  How Do I Purchase This Annuity? ........................................................   1
Glossary of Terms ........................................................................   2
Summary of Contract Fees and Charges .....................................................   4
Expense Examples .........................................................................  11
Highlights ...............................................................................  12
  What is an Immediate Annuity? ..........................................................  12
  What is a Variable Immediate Annuity? ..................................................  12
  How Does This Variable Immediate Annuity Generally Differ from Systematic Withdrawal
    Programs? ............................................................................  12
Investment Options .......................................................................  13
  What are the Investment Objectives and Policies of the Portfolios? .....................  13
Fees and Charges .........................................................................  29
  What are the Annuity Fees and Charges? .................................................  29
  What Charges are Deducted from the Separate Account? ...................................  29
  What Fees and Expenses are Incurred by the Portfolios? .................................  30
Purchasing Your Annuity ..................................................................  31
  What are the Requirements for Purchasing the Annuity? ..................................  31
  What are My Payment Options? ...........................................................  32
  May I Return the Annuity if I Change My Mind? ..........................................  32
Managing Your Annuity ....................................................................  33
  Are There Restrictions or Charges on Transfers Between Sub-Accounts? ...................  33
  May I Give My Investment Professional Permission to Manage My Account Value? ...........  35
  May I Authorize My Third Party Investment Advisor to Manage My Account? ................  35
  Are Any Asset Allocation Programs Available? ...........................................  36
  Do You Offer any Automatic Rebalancing Programs? .......................................  36
Access to Cash value .....................................................................  37
  May I Surrender All or Part of My Annuity? .............................................  37
  What if My Certain Period is Zero, May I Still Make a Full or Partial Surrender? .......  37
Annuity Benefits .........................................................................  38
  What are the Benefits of This Annuity? .................................................  38
  How do We Calculate Your Annuity Payment? ..............................................  38
  When are Annuity Payments Made? ........................................................  38
  May I Convert Annuity Payments to Fixed Payments? ......................................  38
  Who Receives the Annuity Payment? ......................................................  38
  What Happens When the Annuitant Dies? ..................................................  38
  What Happens When the Owner Dies? ......................................................  38
  When do Annuity Payments for a Beneficiary Start? ......................................  38
  If Annuity Payments are to be Paid to a Beneficiary, What Determines the Annuity Payment
    Each Month and How Long Will the Annuity Payments be Paid to the Beneficiary? ........  39
  What Documentation is Required to Receive Annuity Payments? ............................  39
  Payments and Payees ....................................................................  39
Tax Considerations .......................................................................  40


                                                                             (i)

Contents
--------------------------------------------------------------------------------



General Information ........................................................  47
  How Will I Receive Statements and Reports? ...............................  47
  Who is American Skandia? .................................................  47
  What are Separate Accounts? ..............................................  47
  What is the Legal Structure of the Portfolios? ...........................  48
  Voting Rights ............................................................  48
  Material Conflicts .......................................................  49
  Transfers, Assignments or Pledges ........................................  49
  Who Distributes Annuities Offered by American Skandia? ...................  49
  Performance Related Information ..........................................  50
  Financial Statements .....................................................  52
  How to Contact Us ........................................................  52
  Indemnification ..........................................................  53
  Legal Proceedings ........................................................  53
  Contents of the Statement of Additional Information ......................  53
Appendix A -- Condensed Financial Information About Separate Account B .....  A-1
Appendix B -- Additional Information on Asset Allocation Programs ..........  B-1


(ii)

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Introduction
--------------------------------------------------------------------------------


Why Would I Choose to Purchase This Annuity?
--------------------------------------------------------------------------------
This Annuity is frequently used for retirement planning. It is generally intended to be used to "roll-over" existing funds from an IRA, SEP-IRA, Roth
IRA or a Tax Sheltered Annuity (or 403(b)). This Annuity may also be used in connection with retirement plans that do not qualify under the sections of the Code noted above. This Annuity also may be used as an annuitization or settlement option under any deferred annuity or life insurance policy issued by American Skandia. This Annuity allows you to invest your money in a number of variable investment options while receiving monthly payments from this Annuity.

What Are Some of the Key Features
of This Annuity?
--------------------------------------------------------------------------------
o    One premium.

o    Monthly payments that may increase, decrease, or remain the same.

o    First payment within 60 days of the date of issue.

o Monthly payments over the life of the Annuitant or for a certain period, or for life with a certain period.

o Death Benefit and Settlement options. After an Annuitant's death, the Annuity may provide Annuity Payments, or, alternatively, a lump sum, to the Beneficiary(ies), if a certain period was selected.

o Transfers between investment options are tax free. Currently, you may generally make twenty transfers each year free of charge. We also offer several programs that enable you to manage your Income Base as your financial needs and investment performance change.

How Do I Purchase This Annuity?
--------------------------------------------------------------------------------
We sell this Annuity through licensed, registered investment professionals. We may require that you submit certain forms to us before we issue an Annuity, including evidence of the age of the Annuitant(s). The minimum Premium payment is $35,000. No Annuitant may be greater than age 85 on the issue date of this Annuity, except when the Annuity is used as an annuitization or settlement option.

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Glossary of Terms
--------------------------------------------------------------------------------


Many terms used within this Prospectus are described within the text where they appear.


ANNUITANT is the person(s) upon whose life(s) the Annuity is issued, if Annuity Payments are payable for life.

ANNUITY is the contract(s) or group certificate(s) offered pursuant to this Prospectus.

ANNUITY FACTORS are factors we apply to determine the Schedule of Units. They depend on the Benchmark Rate, any Certain Period, the Annuitant's attained age and where permitted by law, gender. Annuity Factors reflect assumptions regarding the costs we expect to bear in guaranteeing payments. We may use different factors for different classes of Annuities.

ANNUITY DATE is the date Annuity Payments are to begin.

ANNUITY PAYMENT AMOUNT is the dollar amount of each Annuity Payment. Annuity Payment Amounts can vary each month.

ANNUITY PAYMENTS are the periodic payments due.

ANNUITY YEARS are continuous 12-month periods commencing on the Issue Date and each anniversary of the Issue Date.

BENCHMARK RATE is an assumed rate of return used in determining the Annuity Factors and the Schedule of Units. We currently offer a range of Benchmark Rates. We may use different rates for different classes of purchasers.

BENEFICIARY(IES) is the person(s) who may receive death proceeds or guaranteed payment under this Annuity when there is no longer a living Annuitant(s), if you elect a Certain Period. Unless otherwise specified, the Beneficiary refers to all persons designated as such for your Annuity.

CASH VALUE is any amount available for surrender or as a lump sum death benefit.

CERTAIN PERIOD is a fixed length of time that Annuity Payments are due, whether or not the Annuitant is still alive. Any Certain Period is determined at the Issue Date.

CODE is the Internal Revenue Code of 1986, as amended from time to time.

INCOME BASE (referred to as CONTRACT VALUE in your contract) is the value of each allocation to a Sub-account, plus any credits and earnings and/or less any losses, distributions, and charges thereon. Income Base is determined separately for each Sub-account, and then totaled to determine the Income Base for your Annuity. For Annuities with life contingencies we may periodically add credits to your Income Base from our general account to assure adequate Units are available to make payments for life.

INHERITANCE DATE is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary, if applicable. If there are joint Annuitants, the Inheritance Date refers to the death of the last surviving Annuitant.

ISSUE DATE is the effective date of your Annuity.

MONTHLY PROCESSING DATE is the date each month Annuity Payments are payable. It is the same day of the month as the Annuity Date.

NET INVESTMENT PERFORMANCE is the investment performance of the Units in each Sub-account.

OWNER is either an entity or person who may exercise the ownership rights provided under the Annuity. If a certificate representing interests in a group annuity contract is issued, the rights, benefits, and requirements of, and the events relating to, an Owner, as described in this Prospectus, will be your rights as participant in such group annuity contract. Unless otherwise specified, Owner refers to all persons or entities designated as such for your Annuity.

PORTFOLIO is a mutual fund or a series of a mutual fund in which the Sub-account where you have chosen to allocate your Income Base invests. When you allocate Income Base to a Sub-account, you are a beneficial owner of Portfolio shares and have a right to vote on matters that pertain to the Portfolio.

PREMIUM is cash consideration you give to us for certain rights, privileges, and benefits in relation to our obligations under the Annuity.

SCHEDULE OF UNITS is a schedule which specifies, for each Sub-account, the number of Units required to fund the Annuity's benefits as of each Monthly Processing Date.

SEPARATE ACCOUNT is an account owned by us where we allocate assets in relation to our obligations pursuant to the Annuity.

SUB-ACCOUNT is a division of a Separate Account where you chose to allocate your Income Base.

--------------------------------------------------------------------------------
AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS


UNITS are the measure used to determine benefits for a given Sub-account under this Annuity. When you choose a Sub-account the portion of the Net Premium you allocate to that investment option, or the portion of the Income Base you transferred into that investment option at some later date, is converted into Units.

UNIT VALUE is the measure we use to determine the performance of a Sub-account. It is the value of each Unit as of each Valuation Day. It also reflects the investment experience of the Portfolio minus any insurance charges and any charges for taxes.

VALUATION DAY is any day the New York Stock Exchange is open for trading or any other day that the Securities and Exchange Commission requires securities to be valued.


VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.


"we", "us", "our" or "the Company" means American Skandia Life Assurance Corporation.


"you" or "your" means the Owner.

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Summary of Contract Fees
and Charges
--------------------------------------------------------------------------------


Below is a summary of the fees and charges for the Annuity. Some fees and charges are assessed directly against your Annuity while other charges are assessed against assets allocated to the variable investment options. The fee that is assessed against the Annuity is the Transfer Fee, for transfers over the maximum number permitted per year. The charge that is assessed against the variable investment options is the Insurance Charge, which is the combination of a mortality and expense risk charge and a charge for administration of the Annuity. Each Portfolio assesses a charge for investment management, other expenses and with some mutual funds, a 12b-1 charge. A summary is provided on the following page. The prospectus for each Portfolio provides more detailed information about the expenses for the underlying mutual funds. Tax charges may vary by state and in certain states, a tax charge may be applicable.


The following table provides a summary of the fees and charges you will pay if you surrender the Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.


YOUR TRANSACTION FEES AND CHARGES
-----------------------------------------------------------------------------------------------------
(ASSESSED AGAINST THE ANNUITY)

             FEE/CHARGE                                         AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------
                                            There is no Contingent Deferred Sales Charge deducted
                                                  upon surrender or partial withdrawal.
 Contingent Deferred Sales Charge*
-----------------------------------------------------------------------------------------------------
                                                                  $  10.00
                                     (Currently, deducted after the 20th transfer each Annuity Year.
                                          We guarantee that the number of charge free transfers
                                                       will never be less than 12.)
 Transfer Fee
-----------------------------------------------------------------------------------------------------
                                         Up to 3.5% of your premium (depending on the requirements, of the applicable jurisdiction). The charge is generally taken at the time you purchase your contract
 Tax Charge
-----------------------------------------------------------------------------------------------------


* If you surrender the Annuity, we determine your Cash Value by discounting the value of future Annuity Payments. This procedure functions as a surrender charge in calculating your Cash Value payable to you. The applicable discount rate may depend on whether Annuity Payments are payable for life, the Annuitant's age and gender (where applicable), or the length of the Certain Period; but, currently it is not more than 2%.

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------

The following table provides a summary of the periodic fees and charges you will pay while you own the Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.


YOUR PERIODIC FEES AND CHARGES
ANNUAL FEES/CHARGES ASSESSED AGAINST THE ANNUITY
------------------------------------------------------------------------------------------------------

                         FEE/CHARGE                                      AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------
                                                              There is no Annual Maintenance Fee.
Annual Maintenance Fee
------------------------------------------------------------------------------------------------------
ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
------------------------------------------------------------------------------------------------------
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SUB-ACCOUNTS)

                         FEE/CHARGE                                      AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------
                                                                              1.10%
Mortality & Expense Risk Charge
------------------------------------------------------------------------------------------------------
                                                                              0.15%
Administration Charge
------------------------------------------------------------------------------------------------------
                                                       1.25% per year of the value of each Sub-account
Total Annual Charges of the Sub-accounts**
------------------------------------------------------------------------------------------------------


* These charges are deducted daily and apply to Variable Investment Options only.


** The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.


The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds ("Portfolios") as of December 31, 2004. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------
                                       MINIMUM      MAXIMUM
-----------------------------------------------------------
Total Portfolio Operating Expense       0.63%        3.06%



The following are the investment management fees, other expenses, 12b-1 fees (if applicable), and the total annual expenses for each Portfolio as of December 31, 2004, except as noted. Each figure is stated as a percentage of the Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been waived and/or other expenses have been partially reimbursed. Any such fee waivers and/or reimbursements have been reflected in the footnote. The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses and any 12b-1 fees. The following expenses are deducted by the underlying Portfolio before it provided American Skandia with the daily net asset value. Any footnotes about expenses appear after the list of all the Portfolios. The underlying Portfolio information was provided by the Portfolios and has not been independently verified by us. See the prospectuses or statements of additional information of the Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Summary of Contract Fees and Charges continued
--------------------------------------------------------------------------------


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
--------------------------------------------------------------------------------
(AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS)




                                                                                             TOTAL
                                                                                            ANNUAL
                                                                                           PORTFOLIO
                                                     MANAGEMENT      OTHER        12b-1    OPERATING
               UNDERLYING PORTFOLIO                     FEES      EXPENSES(1)     FEES      EXPENSES
 American Skandia Trust:(2, 3)
-----------------------------------------------------------------------------------------------------
        AST JPMorgan International Equity                1.00%        0.13%    None        1.13%
        AST William Blair International Growth           1.00%        0.22%    None        1.22%
        AST LSV International Valu(4)                    1.00%        0.37%    None        1.37%
        AST MFS Global Equity                            1.00%        0.35%    None        1.35%
        AST Small-Cap Growth(5)                          0.90%        0.24%    None        1.14%
        AST DeAM Small-Cap Growth                        0.95%        0.22%    None        1.17%
        AST Federated Aggressive Growth                  0.95%        0.24%    None        1.19%
        AST Small-Cap Value(6)                           0.90%        0.18%    None        1.08%
        AST DeAM Small-Cap Value                         0.95%        0.33%    None        1.28%
        AST Goldman Sachs Mid-Cap Growth                 1.00%        0.25%    None        1.25%
        AST Neuberger Berman Mid-Cap Growth              0.90%        0.22%    None        1.12%
        AST Neuberger Berman Mid-Cap Value               0.90%        0.15%    None        1.05%
        AST Alger All-Cap Growth                         0.95%        0.22%    None        1.17%
        AST Gabelli All-Cap Value                        0.95%        0.26%    None        1.21%
        AST T. Rowe Price Natural Resources              0.90%        0.26%    None        1.16%
        AST AllianceBernstein Large-Cap Growth(7)        0.90%        0.23%    None        1.13%
        AST MFS Growth                                   0.90%        0.20%    None        1.10%
        AST Marsico Capital Growth                       0.90%        0.14%    None        1.04%
        AST Goldman Sachs Concentrated Growth            0.90%        0.17%    None        1.07%
        AST DeAM Large-Cap Value                         0.85%        0.26%    None        1.11%
        AST AllianceBernstein Growth + Value             0.90%        0.32%    None        1.22%
        AST AllianceBernstein Core Value(8)              0.75%        0.24%    None        0.99%
        AST Cohen & Steers Realty                        1.00%        0.22%    None        1.22%
        AST AllianceBernstein Managed Index 500(9)       0.60%        0.17%    None        0.77%
        AST American Century Income & Growth             0.75%        0.24%    None        0.99%
        AST AllianceBernstein Growth & Income(10)        0.75%        0.15%    None        0.90%
        AST Hotchkis & Wiley Large-Cap Value             0.75%        0.19%    None        0.94%
        AST Global Allocation(11)                        0.89%        0.26%    None        1.15%
        AST American Century Strategic Balanced          0.85%        0.27%    None        1.12%
        AST T. Rowe Price Asset Allocation               0.85%        0.27%    None        1.12%
        AST T. Rowe Price Global Bond                    0.80%        0.27%    None        1.07%
        AST Goldman Sachs High Yield                     0.75%        0.18%    None        0.93%
        AST Lord Abbett Bond-Debenture                   0.75%        0.27%    None        1.02%
        AST PIMCO Total Return Bond                      0.65%        0.16%    None        0.81%
        AST PIMCO Limited Maturity Bond                  0.65%        0.17%    None        0.82%
        AST Money Market                                 0.50%        0.13%    None        0.63%
 Gartmore Variable Investment Trust:
-----------------------------------------------------------------------------------------------------
        GVIT Developing Markets                          1.15%        0.38%        0.25%   1.78%

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
--------------------------------------------------------------------------------
(AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS)



                                                                                                        TOTAL
                                                                                                       ANNUAL
                                                                                                      PORTFOLIO
                                                                MANAGEMENT      OTHER        12b-1    OPERATING
                     UNDERLYING PORTFOLIO                          FEES      EXPENSES1      FEES      EXPENSES
 Wells Fargo Variable Trust Advantage:(12)
----------------------------------------------------------------------------------------------------------------
        Advantage C&B Large Cap Value                               0.55%        0.39%        0.25%   1.19%
        Advantage Equity Income                                     0.55%        0.23%        0.25%   1.00%
 AIM Variable Insurance Funds: (13)
----------------------------------------------------------------------------------------------------------------
        AIM V.I. Dynamics Fund -- Series I shares                   0.75%        0.39%        0.00%   1.14%
        AIM V.I. Technology Fund -- Series I shares                 0.75%        0.40%        0.00%   1.15%
        AIM V.I. Health Sciences Fund -- Series I shares(14)        0.75%        0.36%        0.00%   1.11%
        AIM V.I. Financial Services Fund -- Series I shares         0.75%        0.37%        0.00%   1.12%
 Evergreen Variable Annuity Trust:
----------------------------------------------------------------------------------------------------------------
        International Equity                                        0.66%        0.30%        0.00%   0.96%
        Growth                                                      0.70%        0.26%        0.00%   0.96%
        Omega                                                       0.52%        0.16%        0.00%   0.68%
 ProFund VP: (14)
----------------------------------------------------------------------------------------------------------------
        Access Flex High Yield                                      0.75%        1.02%        0.25%   1.98%
        Bull                                                        0.75%        0.78%        0.25%   1.78%
        OTC                                                         0.75%        0.87%        0.25%   1.87%
        Large-Cap Value                                             0.75%        1.04%        0.25%   2.04%
        Large-Cap Growth                                            0.75%        2.06%        0.25%   3.06%
        Mid-Cap Value                                               0.75%        0.92%        0.25%   1.92%
        Mid-Cap Growth                                              0.75%        0.94%        0.25%   1.94%
        Small-Cap Value                                             0.75%        0.95%        0.25%   1.95%
        Small-Cap Growth                                            0.75%        0.90%        0.25%   1.90%
        Asia 30                                                     0.75%        0.86%        0.25%   1.86%
        Europe 30                                                   0.75%        0.78%        0.25%   1.78%
        Japan                                                       0.75%        0.85%        0.25%   1.85%
        UltraBull                                                   0.75%        0.89%        0.25%   1.89%
        UltraMid-Cap                                                0.75%        0.94%        0.25%   1.94%
        UltraSmall-Cap                                              0.75%        0.94%        0.25%   1.94%
        UltraOTC                                                    0.75%        0.88%        0.25%   1.88%
        Bear                                                        0.75%        0.90%        0.25%   1.90%
        Short Mid-Cap                                               0.75%        0.90%        0.25%   1.90%
        Short Small-Cap                                             0.75%        1.28%        0.25%   2.28%
        Short OTC                                                   0.75%        0.86%        0.25%   1.86%
        Banks                                                       0.75%        0.98%        0.25%   1.98%
        Basic Materials                                             0.75%        0.96%        0.25%   1.96%
        Biotechnology                                               0.75%        0.98%        0.25%   1.98%
        Consumer Goods                                              0.75%        0.99%        0.25%   1.99%
        Consumer Services                                           0.75%        1.20%        0.25%   2.20%
        Financials                                                  0.75%        0.92%        0.25%   1.92%
        Health Care                                                 0.75%        0.91%        0.25%   1.91%

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Summary of Contract Fees and Charges continued
--------------------------------------------------------------------------------



UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
--------------------------------------------------------------------------------
(AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS)



                                                                                TOTAL
                                                                               ANNUAL
                                                                              PORTFOLIO
                                        MANAGEMENT      OTHER        12b-1    OPERATING
         UNDERLYING PORTFOLIO              FEES      EXPENSES1      FEES      EXPENSES
 ProFund VP: (14) continued
----------------------------------------------------------------------------------------
     Industrials                            0.75%        0.99%        0.25%   1.99%
     Internet                               0.75%        0.94%        0.25%   1.94%
     Oil & Gas                              0.75%        0.92%        0.25%   1.92%
     Pharmaceuticals                        0.75%        0.97%        0.25%   1.97%
     Precious Metals                        0.75%        0.87%        0.25%   1.87%
     Real Estate                            0.75%        0.93%        0.25%   1.93%
     Semiconductor                          0.75%        0.99%        0.25%   1.99%
     Technology                             0.75%        0.87%        0.25%   1.87%
     Telecommunications                     0.75%        0.95%        0.25%   1.95%
     Utilities                              0.75%        0.95%        0.25%   1.95%
     U.S. Government Plus                   0.50%        0.86%        0.25%   1.61%
     Rising Rates Opportunity               0.75%        0.75%        0.25%   1.75%
     Bull                                   0.75%        0.78%        0.25%   1.78%
 First Defined Portfolio Fund, LLC: (16, 17)
----------------------------------------------------------------------------------------
     First Trust[RegTM] 10 Uncommon Values  0.60%        0.76%        0.25%   1.61%
     Target Managed VIP                     0.60%        1.25%        0.25%   2.10%
     The Dowsm DART 10                      0.60%        1.53%        0.25%   2.38%
     Global Dividend Target 15              0.60%        1.85%        0.25%   2.70%
     S&P[RegTM] Target 24                   0.60%        1.58%        0.25%   2.43%
     NASDAQ[RegTM] Target 15                0.60%        1.75%        0.25%   2.60%
     Value Line[RegTM] Target 25            0.60%        1.48%        0.25%   2.33%
     The Dow Target Dividend(18)            0.60%        0.62%        0.25%   1.47%
 The Prudential Series Fund, Inc.:
----------------------------------------------------------------------------------------
     SP William Blair International Growth  0.85%        0.45%        0.25%   1.55%



(1) As noted above, shares of the Portfolios generally are purchased through variable insurance products. Many of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the Annuity under which they compensate us for providing ongoing services in lieu of the Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses." For more information see the prospectus for each underlying portfolio and, "Service Fees payable to American Skandia," later in this prospectus.

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------


(2) The Portfolios' total actual annual operating expenses for the year ended December 31, 2004 were less than the amount shown in the table due to fee waivers, reimbursement of expenses and expense offset arrangements. These waivers, reimbursements, and offset arrangements are voluntary and may be terminated by American Skandia Investment Services, Inc. and Prudential Investments LLC at any time. After accounting for the waivers, reimbursements and offset arrangements, the Portfolios' actual annual operating expenses were:



                                                             TOTAL ACTUAL ANNUAL
                                                         PORTFOLIO OPERATING EXPENSES
           PORTFOLIO NAME                                AFTER EXPENSE REIMBURSEMENT
           AST William Blair International Growth                    1.11%
           AST LSV International Value                               1.22%
           AST DeAM Small-Cap Growth                                 1.02%
           AST DeAM Small-Cap Value                                  1.13%
           AST Goldman Sachs Mid-Cap Growth                          1.13%
           AST Neuberger Berman Mid-Cap Growth                       1.11%
           AST Neuberger Berman Mid-Cap Value                        1.04%
           AST AllianceBernstein Large-Cap Growth                    1.10%
           AST MFS Growth                                            1.07%
           AST Marsico Capital Growth                                1.02%
           AST Goldman Sachs Concentrated Growth                     1.00%
           AST DeAM Large-Cap Value                                  0.99%
           AST Cohen & Steers Realty                                 1.11%
           AST AllianceBernstein Growth & Income                     0.87%
           AST Hotchkis & Wiley Large-Cap Value                      0.90%
           AST American Century Strategic Balanced                   1.09%
           AST T. Rowe Price Asset Allocation                        1.07%
           AST Lord Abbett Bond-Debenture Portfolio                  0.97%
           AST PIMCO Total Return Bond                               0.78%
           AST PIMCO Limited Maturity Bond                           0.79%
           AST Money Market                                          0.58%



(3) Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's Investment Managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004. The total annual portfolio operating expenses do not reflect any brokerage commissions paid pursuant to the Distribution Plan prior to the Plan's termination.

(4) Effective November 18, 2004, LSV Asset Management became the Sub-advisor of the Portfolio. Prior to November 18, 2004, Deutsche Asset Management, Inc. served as Sub-advisor of the Portfolio, then named "AST DeAM International Equity Portfolio."

(5) Effective May 1, 2005, Eagle Asset Management and Neuberger Berman Management, Inc. became Co-Sub-advisors of the Portfolio. Prior to May 1, 2005, State Street Research and Management Company served as Sub-advisor of the Portfolio, then named "AST State Street Research Small-Cap Growth Portfolio."

(6) Effective November 18, 2004, Integrity Asset Management, Lee Munder Capital Group, J.P. Morgan Fleming Asset Management became Co-Sub-advisors of the Portfolio. Prior to November 18, 2004, GAMCO Advisors Inc. served as Sub-advisor of the Portfolio, then named "AST Gabelli Small-Cap Value Portfolio."

(7) Effective May 1, 2005, the name of the Portfolio was changed from "AST Alliance Growth Portfolio" to "AST AllianceBernstein Large-Cap Growth Portfolio."

(8) Effective May 1, 2005, the name of the Portfolio was changed from "AST Sanford Bernstein Core Value Portfolio" to "AST AllianceBernstein Core Value Portfolio."

(9) Effective May 1, 2005, the name of the Portfolio was changed from "AST Sanford Bernstein Managed Index 500 Portfolio" to "AST AllianceBernstein Managed Index 500 Portfolio."

(10) Effective May 1, 2005, the name of the Portfolio was changed from "AST Alliance Growth and Income Portfolio" to "AST AllianceBernstein Growth & Income Portfolio."

(11) The Global Asset Allocation Portfolio invests primarily in shares of other AST Portfolios (the "Underlying Portfolios").

     (a) The only management fee directly paid by the Portfolio is a 0.10% fee paid to American Skandia Investment Services, Inc. and Prudential Investments LLC. The management fee shown in the chart for the Portfolio is
     (i) that 0.10% management fee paid by the Portfolio plus (ii) an estimate of the management fees paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2003 using the management fee rates shown in the chart above.

     (b) The expense information shown in the chart for the Portfolio reflects
     (i) the expenses of the Portfolio itself plus (ii) an estimate of the expenses paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2003 using the expense rates for the Underlying Portfolios shown in the above chart.

     (c) Effective May 1, 2005, Prudential Investment LLC became Sub-advisor of the Portfolio. Prior to May 1, 2005, Deutsche Asset Management, Inc. served as Sub-advisor of the Portfolio, then named "AST DeAM Global Allocation Portfolio."

(12) (a) The Adviser of Wells Fargo Variable Trust has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expenses as shown.



                                                  TOTAL ACTUAL ANNUAL
                                              PORTFOLIO OPERATING EXPENSES
  PORTFOLIO NAME                              AFTER EXPENSE REIMBURSEMENT
  Advantage C&B Large Cap Value                           1.00%
  Advantage Equity Income                                 1.00%

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Summary of Contract Fees and Charges continued
--------------------------------------------------------------------------------

(b) In addition, the following name changes were made effective May 1, 2005:


  OLD PORTFOLIO NAME         NEW PORTFOLIO NAME
  Equity Value               Advantage C&B Large Cap Value
  Equity Income              Advantage Equity Income



(13) The Fund's adviser is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's adviser pursuant to expense limitation commitments between the Fund's adviser and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's adviser incurred the expense.

(14) Effective July 1, 2005, the "AIM V.I. Health Sciences Fund" will be renamed "AIM V.I. Global Health Care Fund."

(15) ProFund Advisors LLC has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.98% (1.73% for ProFund VP U.S. Government Plus and 1.78% for ProFund VP Rising Rates Opportunity) through December 31, 2005. After such date, any of the expense limitations may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors LLC within three years of the waiver or reimbursement to the extent that recoupment will not cause the Portfolio's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

(16) The Funds' Board of Trustees reserve the right to suspend payments under the 12b-1 Plan at any time. On May 1, 2003, 12b-1 payments were suspended for all Funds except the First Trust 10 Uncommon Values Portfolio. Payments under the 12b-1 Plan resumed effective May 1, 2004 for the Target Managed VIP Portfolio, the Dow Dart 10 Portfolio, the Global Dividend Target 15 Portfolio, the S&P Target 24 Portfolio, the Nasdaq Target 15 Portfolio and the Value Line Target 25 Portfolio.

(17) For the period September 30, 2004 through December 31, 2007, First Trust has contractually agreed to waive fees and reimburse expense expenses of the Portfolios to limit the total. Annual annual fund operating expenses (excluding brokerage expense and extraordinary expense) to 1.37% for the First Trust 10 Uncommon Values Portfolio and 1.47% for each of the other Portfolios' average daily net assets. First Trust has entered into an agreement with First Defined Portfolio Fund, LLC that will allow First Trust to recover from the Portfolios any fees waived or reimbursed during the three year period of January 1, 20042005 through December 31, 2007. However, First Trust's ability to recover such amounts is limited to the extent that it would not exceed the amount reimbursed or waived during such period.



                                                          TOTAL ACTUAL ANNUAL
                                                      PORTFOLIO OPERATING EXPENSES
           PORTFOLIO NAME                             AFTER EXPENSE REIMBURSEMENT
           First Trust[RegTM] 10 Uncommon Values                  1.37%
           Target Managed VIP                                     1.47%
           S&P Target 24                                          1.47%
           The Dowsm DART 10                                      1.47%
           Value Line[RegTM] Target 25                            1.47%
           Global Dividend Target 15                              1.47%
           Nasdaq Target 15                                       1.47%
           Dow Target Dividend                                    1.47%



(18) The Dow SM Target Dividend Portfolio is newly organized. Accordingly, other expenses Other Expenses and totalTotal Annual FundPortfolio Operating Expenses are based on estimated expenses for the current fiscal year.

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Expense Examples
--------------------------------------------------------------------------------


These examples are designed to assist you in understanding the various expenses you may incur with the Annuity over certain periods of time based on specific assumptions. The examples reflect the Insurance Charge and the highest total annual portfolio operating expenses for any underlying Portfolio offered under the product. Below are examples showing what you would pay in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and received a 5% annual return on assets.

The examples also assume (a) you are a 70 year old male; (b) you have not used the Annuity's conversion feature; (c) you did not receive any Credits; (d) that the Insurance Charge is assessed as 1.25% per year; and (e) the highest total annual portfolio operating expenses for any underlying Portfolio offered under the product applies.


The examples are illustrative only -- they should not be considered a representation of past or future expenses of the underlying mutual funds or their portfolios -- actual expenses will be less than those shown if you allocate account value to any other available sub-accounts.


Expense Examples are provided as follows: 1.) if you surrender the Annuity at the end of the stated time period; and 2.) if you do not surrender your Annuity. A table of accumulation values appears in Appendix A to this Prospectus.



   IF YOU SURRENDER YOUR CONTRACT AT                        IF YOU DO NOT SURRENDER
THE END OF THE APPLICABLE TIME PERIOD:                           YOUR CONTRACT:
----------------------------------------------------------------------------------------------------
1 YR         3 YRS       5 YRS       10 YRS         1 YR      3 YRS       5 YRS       10 YRS
$591         $1,757      $2,901      $5,668         $591      $1,757      $2,901      $5,668

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Highlights
--------------------------------------------------------------------------------

WHAT IS AN IMMEDIATE ANNUITY?
An immediate annuity begins making periodic payments to you within one year after the Issue Date. This Annuity begins making payments within 60 days of the Issue Date.

WHAT IS A VARIABLE IMMEDIATE ANNUITY?
A variable immediate annuity is an immediate annuity where some or all of the benefits depend upon the performance of the Sub-accounts and you assume the investment risk of such investment performance.

HOW DOES THIS VARIABLE IMMEDIATE
ANNUITY GENERALLY DIFFER FROM
SYSTEMATIC WITHDRAWAL PROGRAMS?
This variable immediate annuity offers a guarantee of income payments for life, for a Certain Period, or for life and Certain Period. This type of annuity contract is designed to transfer to an insurance company part of the risk of outliving one's assets if a life payment option is selected. Generally, the insurer charges the purchaser for taking on this risk of this guarantee. The difference between this type of annuity contract and a systematic withdrawal program is that this guarantee and the tax advantages provided is not available with a program of systematic withdrawals.

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Investment Options
--------------------------------------------------------------------------------

WHAT ARE THE INVESTMENT OBJECTIVES AND
POLICIES OF THE PORTFOLIOS?
Each variable investment option is a Sub-account of American Skandia Life Assurance Corporation Variable Account B (see "What are Separate Accounts" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The following chart classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective.

     The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The investment managers for AST are American Skandia Investment Services, Incorporated, a Prudential Financial Company, and Prudential Investments LLC, affiliated companies of American Skandia. However, a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

     The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuity are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected and, in some cases, could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-752-6342.


--------------------------------------------------------------------------------
  Effective March 16, 2001, the Nova, Ursa and OTC portfolios of Rydex
  Variable Trust are no longer offered as Sub-accounts under the Annuity.
  Owners of Annuities issued on or after March 16, 2001 are not allowed to allocate Account Value to the Rydex Nova, Rydex Ursa or Rydex OTC Sub-accounts. Except as noted below, Owners of Annuities issued before March 16, 2001, and/or their authorized investment professionals, are no longer able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC Sub-accounts. Annuity Owners and/or their authorized investment professionals who elect to transfer Account Value out of the Rydex Sub-accounts on or after March 16, 2001 are not allowed to transfer Account Value into the Rydex Sub-accounts at a later date. Asset allocation and rebalancing programs that were effective before March 16,
  2001 and included one or more of the Rydex Sub-accounts are allowed to continue. However, no changes involving the Rydex Sub-accounts may be made to such programs.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  Effective as of the close of business June 28, 2002, the AST Goldman Sachs Small-Cap Value Portfolio is no longer offered as a Sub-account under the Annuity, except as follows: if at any time on or prior to June 28, 2002 you had any portion of your Account Value allocated to the AST Goldman Sachs Small-Cap Value Sub-account, you may continue to allocate Account Value and make transfers into and/or out of the AST Goldman Sachs Small-Cap Value Sub-account, including any bank drafting, dollar cost averaging, asset allocation and rebalancing programs. If you never had a portion of your Account Value allocated to the AST Goldman Sachs Small-Cap Value Sub-account on or prior to June 28, 2002 or if you purchase your Annuity after June 28, 2002, you cannot allocate Account Value to the AST Goldman Sachs Small-Cap Value Sub-Account.
--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Investment Options continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Effective May 1, 2004, the SP William Blair International Growth Portfolio (formerly the SP Jennison International Growth Portfolio) is no longer offered as a Sub-account under the Annuity, except as follows: if at any time prior to May 1, 2004 you had any portion of your Account Value allocated to the SP William Blair International Growth Sub-account, you may continue to allocate Account Value and make transfers into and/or out of the SP William Blair International Growth Sub-account, including any bank drafting, dollar cost averaging, asset allocation and rebalancing programs.
  If you never had a portion of your Account Value allocated to the SP William Blair International Growth Sub-account prior to May 1, 2004 or if you purchase your Annuity on or after May 1, 2004, you cannot allocate Account Value to the SP William Blair International Growth Sub-Account.

       Either of the above Sub-accounts may be offered to new Owners at some future date; however, at the present time, there is no intention to do so.
  We also reserve the right to offer or close each of the above Sub-accounts to all Owners that owned the Annuity prior to the respective close dates.
--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------


                                                                                                           PORTFOLIO
     STYLE/                                                                                                 ADVISOR/
      TYPE                                INVESTMENT OBJECTIVES/POLICIES                                  SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------
 International   AST JPMorgan International Equity: seeks long-term capital growth by                     J.P. Morgan
 Equity          investing in a diversified portfolio of international equity securities. The Portfolio   Fleming Asset
                 seeks to meet its objective by investing, under normal market conditions, at least       Management
                 80% of its assets in a diversified portfolio of equity securities of companies located or operating in developed non-U.S. countries and emerging markets of the world.
-------------------------------------------------------------------------------------------------------------------------
 International   AST William Blair International Growth (AST American Century International               William Blair &
 Equity          Growth merged into this Portfolio): Seeks long-term capital appreciation. The            Company, L.L.C.
                 Portfolio invests primarily in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country
                 World Ex-U.S. Index.
-------------------------------------------------------------------------------------------------------------------------
 International   AST LSV International Value (formerly AST DeAM International Equity) seeks               Deutsche Asset
 Equity          capital growth. The Portfolio pursues its objective by primarily investing at least      Management, Inc.
                 80% of the value of its assets in the equity securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index.
-------------------------------------------------------------------------------------------------------------------------
 International   AST MFS Global Equity: seeks capital growth. Under normal circumstances the              Massachusetts
 Equity          Portfolio invests at least 80% of its assets in equity securities of U.S. and            Financial Services
                 foreign issuers (including issuers in developing countries). The Portfolio generally     Company
                 seeks to purchase securities of companies with relatively large market capitalizations relative to the market in which they are traded.
-------------------------------------------------------------------------------------------------------------------------
 Small Cap       AST Small-Cap Growth (formerly AST State Street Research Small-Cap                       Eagle Asset
 Growth          Growth): seeks long-term capital growth. The Portfolio pursues its objective by          Management,
                 primarily investing in the common stocks of small-capitalization companies.              Neuberger Berman
                                                                                                          Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
 Small Cap       AST DeAM Small-Cap Growth: seeks maximum growth of investors' capital                    Deutsche Asset
 Growth          from a portfolio of growth stocks of smaller companies. The Portfolio pursues its        Management, Inc.
                 objective, under normal circumstances, by primarily investing at least 80% of its total assets in the equity securities of small-sized companies included in the
                 Russell 2000 Growth[RegTM] Index.
-------------------------------------------------------------------------------------------------------------------------
 Small Cap       AST Federated Aggressive Growth: seeks capital growth. The Portfolio                     Federated Equity
 Growth          pursues its investment objective by investing primarily in the stocks of small           Management
                 companies that are traded on national security exchanges, the NASDAQ stock               Company of
                 exchange and the over-the-counter-market.                                                Pennsylvania/
                                                                                                          Federated Global
                                                                                                          Investment
                                                                                                          Management Corp.
-------------------------------------------------------------------------------------------------------------------------
 Small Cap       AST Goldman Sachs Small-Cap Value: seeks long-term capital appreciation.                 Goldman Sachs
 Value           The Portfolio will seek its objective through investments primarily in equity            Asset Management,
                 securities that are believed to be undervalued in the marketplace. The Portfolio         L.P.
                 primarily seeks companies that are small-sized, based on the value of their outstanding stock.
-------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Investment Options continued
--------------------------------------------------------------------------------


                                                                                                            PORTFOLIO
     STYLE/                                                                                                  ADVISOR/
      TYPE                                 INVESTMENT OBJECTIVES/POLICIES                                  SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------
 Small Cap         AST Small Cap Value (formerly AST Gabelli Small-Cap Value): seeks to provide            Integrity Asset
 Value             long-term capital growth by investing primarily in small-capitalization stocks that     Management, Lee
                   appear to be undervalued. The Portfolio will have a non-fundamental policy to           Munder Capital
                   invest, under normal circumstances, at least 80% of the value of its assets in          Group, J.P. Morgan
                   small capitalization companies.                                                         Fleming Asset
                                                                                                           Management
-------------------------------------------------------------------------------------------------------------------------
 Small Cap         AST DeAM Small-Cap Value: seeks maximum growth of investors' capital.                   Deutsche Asset
 Value             The Portfolio pursues its objective, under normal market conditions, by primarily       Management, Inc.
                   investing at least 80% of its total assets in the equity securities of small-sized companies included in the Russell 2000[RegTM] Value Index.
-------------------------------------------------------------------------------------------------------------------------
 Mid Cap           AST Goldman Sachs Mid-Cap Growth: seeks long-term capital growth. The                   Goldman Sachs
 Growth            Portfolio pursues its investment objective, by investing primarily in equity            Asset Management,
                   securities selected for their growth potential, and normally invests at least 80%       L.P.
                   of the value of its assets in medium capitalization companies.
-------------------------------------------------------------------------------------------------------------------------
 Mid-Cap           AST Neuberger Berman Mid-Cap Growth: seeks capital growth. Under                        Neuberger Berman
 Growth            normal market conditions, the Portfolio primarily invests at least 80% of its net       Management Inc.
                   assets in the common stocks of mid-cap companies.
-------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value     AST Neuberger Berman Mid-Cap Value: seeks capital growth. Under normal                  Neuberger Berman
                   market conditions, the Portfolio primarily invests at least 80% of its net assets       Management Inc.
                   in the common stocks of mid-cap companies.
-------------------------------------------------------------------------------------------------------------------------
 Specialty         AST Alger All-Cap Growth: seeks long-term capital growth. The Portfolio                 Fred Alger
                   invests primarily in equity securities, such as common or preferred stocks that         Management, Inc.
                   are listed on U.S. exchanges or in the over-the-counter market. The Portfolio may invest in the equity securities of companies of all sizes, and may emphasize either larger or smaller companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.
-------------------------------------------------------------------------------------------------------------------------
 Specialty         AST Gabelli All-Cap Value: seeks capital growth. The Portfolio pursues its              GAMCO Investors,
                   objective by investing primarily in readily marketable equity securities including      Inc.
                   common stocks, preferred stocks and securities that may be converted at a later time into common stock. The Portfolio may invest in the securities of companies of all sizes, and may emphasize either larger or smaller companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.
-------------------------------------------------------------------------------------------------------------------------
 Specialty         AST T. Rowe Price Natural Resources: seeks long-term capital growth                     T. Rowe Price
                   primarily through the common stocks of companies that own or develop natural            Associates, Inc.
                   resources (such as energy products, precious metals and forest products) and other basic commodities. The Portfolio normally invests primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation.
-------------------------------------------------------------------------------------------------------------------------


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
                                                                                                           PORTFOLIO
     STYLE/                                                                                                 ADVISOR/
      TYPE                                INVESTMENT OBJECTIVES/POLICIES                                  SUB-ADVISOR
----------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST AllianceBernstein Large Cap Growth (formerly, AST Alliance Growth):                 Alliance Capital
 Growth           seeks long-term capital growth. The Portfolio invests at least 80% of its               Management, L.P.
                  total assets in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
----------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST MFS Growth: seeks long-term capital growth and future income. Under                 Massachusetts
 Growth           normal market conditions, the Portfolio invests at least 80% of its total assets in     Financial Services
                  common stocks and related securities, such as preferred stocks, convertible             Company
                  securities and depositary receipts, of companies that the Sub-advisor believes offer better than average prospects for long-term growth.
----------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST Marsico Capital Growth: seeks capital growth. Income realization is                 Marsico Capital
 Growth           not an investment objective and any income realized on the Portfolio's                  Management, LLC
                  investments, therefore, will be incidental to the Portfolio's objective. The
                  Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies.
----------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST Goldman Sachs Concentrated Growth: seeks growth of capital in a                     Goldman Sachs
 Growth           manner consistent with the preservation of capital. Realization of income is not        Asset Management,
                  a significant investment consideration and any income realized on the Portfolio's       L.P.
                  investments, therefore, will be incidental to the Portfolio's objective. The
                  Portfolio will pursue its objective by investing primarily in equity securities of companies that the Sub-advisor believes have potential to achieve capital appreciation over the long-term.
----------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST DeAM Large-Cap Value: seeks maximum growth of capital by investing                  Deutsche Asset
 Value            primarily in the value stocks of larger companies. The Portfolio pursues its            Management, Inc.
                  objective, under normal market conditions, by primarily investing at least 80% of the value of its assets in the equity securities of large-sized companies included in the Russell 1000[RegTM] Value Index.
----------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST AllianceBernstein Growth + Value: seeks capital growth by investing                 Alliance Capital
 Blend            approximately 50% of its assets in growth stocks of large companies and                 Management, L.P.
                  approximately 50% of its assets in value stocks of large companies. The
                  Portfolio will invest primarily in common stocks of large U.S. companies included in the Russell 1000[RegTM] Index.
----------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST AllianceBernstein Core Value (formerly AST Sanford Bernstein Core                   Alliance Capital
 Growth Value     Value): seeks long-term capital growth by investing primarily in common                 Management, L.P.
                  stocks. The Sub-advisor expects that the majority of the Portfolio's assets will be invested in the common stocks of large companies that appear to be undervalued.
----------------------------------------------------------------------------------------------------------------------------
 Specialty        AST Cohen & Steers Realty: seeks to maximize total return through                       Cohen & Steers
                  investment in real estate securities. The Portfolio pursues its investment              Capital
                  objective by investing, under normal circumstances, at least 80% of its net             Management, Inc.
                  assets in securities of real estate issuers.


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
                                                                                                             PORTFOLIO
     STYLE/                                                                                                  ADVISOR/
      TYPE                                INVESTMENT OBJECTIVES/POLICIES                                    SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST AllianceBernstein Managed Index 500 (formerly, AST Sanford Bernstein                  Alliance Capital
 Blend            Managed Index 500): The Portfolio seeks to outperform the S&P 500 through                 Management, L.P.
                  stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest, under normal circumstances, at least 80% of its net assets in securities included in the Standard & Poor's 500 Composite Stock
                  Price Index.
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST American Century Income & Growth: seeks capital growth with current                   American Century
 Value            income as a secondary objective. The Portfolio invests primarily in common                Investment
                  stocks that offer potential for capital growth, and may, consistent with its              Management, Inc.
                  investment objective, invest in stocks that offer potential for current income.
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST AllianceBernstein Growth & Income: seeks long-term growth of capital                  Alliance Capital
 Value            and income while attempting to avoid excessive fluctuations in market value. The          Management, L.P.
                  Portfolio normally will invest in common stocks (and securities convertible into common stocks).
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap        AST Hotchkis & Wiley Large-Cap Value: seeks current income and long-term                  Hotchkis and Wiley
 Value            growth of income, as well as capital appreciation. The Portfolio invests, under           Capital
                  normal circumstances, at least 80% of its net assets plus borrowings for                  Management, LLC
                  investment purposes in common stocks, of large cap U.S. companies, that have a high cash dividend or payout yield relative to the market.
-------------------------------------------------------------------------------------------------------------------------------
 Asset            AST Global Allocation (formerly AST DeAM Global Allocation): seeks to obtain              Prudential
 Allocation/      the highest potential total return consistent with a specified level of risk              Investments LLC
 Balanced         tolerance. The Portfolio seeks to achieve its investment objective by investing in several other AST Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous investments.
-------------------------------------------------------------------------------------------------------------------------------
 Asset            AST American Century Strategic Balanced: seeks capital growth and                         American Century
 Allocation/      current income. The Sub-advisor intends to maintain approximately 60% of the              Investment
 Balanced         Portfolio's assets in equity securities and the remainder in bonds and other fixed        Management, Inc.
                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
 Asset            AST T. Rowe Price Asset Allocation: seeks a high level of total return by                 T. Rowe Price
 Allocation/      investing primarily in a diversified portfolio of fixed income and equity securities.     Associates, Inc.
 Balanced         The Portfolio normally invests approximately 60% of its total assets in equity securities and 40% in fixed income securities. This mix may vary depending on the Sub-advisor's outlook for the markets.
-------------------------------------------------------------------------------------------------------------------------------
 Fixed Income     AST T. Rowe Price Global Bond: seeks to provide high current income and                   T. Rowe Price
                  capital growth by investing in high quality foreign and U.S. dollar-denominated           International, Inc.
                  bonds. The Portfolio will invest at least 80% of its total assets in fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their agencies and by foreign authorities, provinces and municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------


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
                                                                                                            PORTFOLIO
     STYLE/                                                                                                  ADVISOR/
      TYPE                                INVESTMENT OBJECTIVES/POLICIES                                   SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 Fixed Income      AST Goldman Sachs High Yield: seeks a high level of current income and                  Goldman Sachs
                   may also consider the potential for capital appreciation. The Portfolio invests,        Asset Management,
                   under normal circumstances, at least 80% of its net assets plus any borrowings          L.P.
                   for investment purposes (measured at time of purchase) ("Net Assets") in high-
                   yield, fixed-income securities that, at the time of purchase, are non-investment grade securities.
-------------------------------------------------------------------------------------------------------------------------------
 Fixed Income      AST Lord Abbett Bond-Debenture: seeks high current income and the                       Lord, Abbett & Co.
                   opportunity for capital appreciation to produce a high total return. To pursue its      LLC
                   objective, the Portfolio will invest, under normal circumstances, at least 80% of the value of its assets in fixed income securities and normally invests primarily in high yield and investment grade debt securities, securities convertible into common stock and preferred stocks.
-------------------------------------------------------------------------------------------------------------------------------
 Fixed Income      AST PIMCO Total Return Bond (AST DeAM Bond merged into this Portfolio):                 Pacific Investment
                   seeks to maximize total return consistent with preservation of capital and              Management
                   prudent investment management. The Portfolio will invest in a diversified               Company LLC
                   portfolio of fixed-income securities of varying maturities. The average portfolio       (PIMCO)
                   duration of the Portfolio generally will vary within a three- to six-year time frame based on the Sub-advisor's forecast for interest rates.
-------------------------------------------------------------------------------------------------------------------------------
 Fixed Income      AST PIMCO Limited Maturity Bond: seeks to maximize total return consistent              Pacific Investment
                   with preservation of capital and prudent investment management. The Portfolio           Management
                   will invest in a diversified portfolio of fixed-income securities of varying            Company LLC
                   maturities. The average portfolio duration of the Portfolio generally will vary         (PIMCO)
                   within a one- to three-year time frame based on the Sub-advisor's forecast for interest rates.
-------------------------------------------------------------------------------------------------------------------------------
 Fixed Income      AST Money Market: seeks high current income while maintaining high levels               Wells Capital
                   of liquidity. The Portfolio attempts to accomplish its objective by maintaining a       Management, Inc.
                   dollar-weighted average maturity of not more than 90 days and by investing in securities which have effective maturities of not more than 397 days.
-------------------------------------------------------------------------------------------------------------------------------
 International     GVIT Developing Markets: seeks long-term capital appreciation, under normal             Gartmore Global
 Equity            conditions by investing at least 80% of its total assets in stocks of companies of      Asset Management
                   any size based in the world's developing economies. Under normal market                 Trust/Gartmore
                   conditions, investments are maintained in at least six countries at all times and       Global Partners
                   no more than 35% of total assets in any single one of them.
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap         Advantage C&B Large Cap Value Fund (formerly Equity Value): Seeks                       Wells Fargo Funds
 Value             maximum long-term total return, consistent with minimizing risk to principal.           Management, LLC
                   The Portfolio will principally invest in large-capitalization securities, which the
                   Sub-advisor defines as securities of companies with market capitalizations of
                   $1 billion or more.
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap         Advantage Equity Income Fund (formerly Equity Income): Seeks long-term                  Wells Fargo Funds
 Value             capital appreciation and above-average dividend income. The Portfolio invests in        Management, LLC
                   the common stocks of large U.S. companies with strong return potential and above-average dividend income. The Portfolio invests principally in securities of companies with market capitalizations of $3 billion or more.
-------------------------------------------------------------------------------------------------------------------------------
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
                                                                                                              PORTFOLIO
     STYLE/                                                                                                   ADVISOR/
      TYPE                                   INVESTMENT OBJECTIVES/POLICIES                                  SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap           AIM Variable Insurance Funds -- AIM V.I. Dynamics Fund -- Series I                        A I M Advisors,
 Growth            shares: seeks long-term capital growth. The Portfolio pursues its objective by            Inc.
                   normally investing at least 65% of its assets in common stocks of mid-sized companies that are included in the Russell Midcap Growth[RegTM] Index at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         AIM Variable Insurance Funds -- AIM V.I. Technology Fund -- Series I                      A I M Advisors,
                   shares: seeks capital growth. The Portfolio normally invests at least 80% of its          Inc.
                   net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services and service-related companies in information technology.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         AIM Variable Insurance Funds -- AIM V.I. Health Sciences Fund --                          A I M Advisors,
                   Series I shares (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be            Inc.
                   renamed AIM V.I. Global Health Care Fund): seeks capital growth. The Portfolio normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies related to health care.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         AIM Variable Insurance Funds -- AIM V.I. Financial Services Fund --                       A I M Advisors,
                   Series I shares: seeks capital growth. The Portfolio normally invests at least            Inc.
                   80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks, insurance companies, investment and miscellaneous industries, and suppliers to financial services companies.
-------------------------------------------------------------------------------------------------------------------------------
 International     Evergreen VA International Equity (formerly Evergreen VA International                    Evergreen
 Equity            Growth): seeks long-term capital growth and secondarily, modest income. The               Investment
                   Portfolio normally invests 80% of its assets in equity securities issued by               Management
                   established, quality, non-U.S. companies located in countries with developed              Company, LLC
                   markets and may purchase across all market capitalizations. The Portfolio normally invests at least 65% of its assets in securities of companies in at least three different countries (other than the U.S.).
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap         Evergreen VA Growth (formerly Evergreen VA Special Equity): seeks long-term               Evergreen
 Growth            capital growth. The Portfolio invests at least 75% of its assets in common stocks         Investment
                   of small- and medium-sized companies (i.e., companies whose market                        Management
                   capitalizations fall within the range of the Russell 2000[RegTM] Growth Index, at the     Company, LLC
                   time of purchase).
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         Evergreen VA Omega: seeks long-term capital growth. The Portfolio invests                 Evergreen
                   primarily, and under normal conditions, substantially all of its assets in common         Investment
                   stocks and securities convertible into common stocks of U.S. companies across             Management
                   all market capitalizations.                                                               Company, LLC
-------------------------------------------------------------------------------------------------------------------------------
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
                                                                                                        PORTFOLIO
     STYLE/                                                                                              ADVISOR/
      TYPE                                INVESTMENT OBJECTIVES/POLICIES                               SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 International     ProFund VP Europe 30: seeks daily investment results, before fees and               ProFund Advisors
 Equity            expenses, that correspond to the daily performance of the ProFunds Europe 30        LLC
                   Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         ProFund VP Asia 30: seeks daily investment results, before fees and expenses,       ProFund Advisors
                   that correspond to the daily performance of the ProFunds Asia 30 Index. The         LLC
                   ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the
                   NASDAQ as depository receipts or ordinary shares.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         ProFund VP Japan: seeks daily investment results, before fees and expenses,         ProFund Advisors
                   that correspond to the daily performance of the Nikkei 225 Stock Average. Since     LLC
                   the Japanese markets are not open when ProFund VP Japan values its shares,
                   ProFund VP Japan determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States related to the Nikkei 225
                   Stock Average.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         ProFund VP Banks: seeks daily investment results, before fees and expenses,         ProFund Advisors
                   that correspond to the daily performance of the Dow Jones U.S. Banks Index.         LLC
                   The Dow Jones U.S. Banks Index measures the performance of the banking industry portion of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         ProFund VP Basic Materials: seeks daily investment results, before fees and         ProFund Advisors
                   expenses, that correspond to the daily performance of the Dow Jones U.S. Basic      LLC
                   Materials Sector Index. The Dow Jones U.S. Basic Materials Sector Index
                   measures the performance of the basic materials economic sector of the U.S.
                   equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         ProFund VP Biotechnology: seeks daily investment results, before fees and           ProFund Advisors
                   expenses, that correspond to the daily performance of the Dow Jones U.S.            LLC
                   Biotechnology Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry portion of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         ProFund VP Consumer Services: seeks daily investment results, before fees           ProFund Advisors
                   and expenses, that correspond to the daily performance of the Dow Jones U.S.        LLC
                   Consumer Services Index. The Dow Jones U.S. Consumer Services Index
                   measures the performance of consumer spending in the services industry of the
                   U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         ProFund VP Consumer Goods: seeks daily investment results, before fees              ProFund Advisors
                   and expenses, that correspond to the daily performance of the Dow Jones             LLC
                   U.S. Consumer Goods Index. The Dow Jones U.S. Consumer Goods Index
                   measures the performance of consumer spending in the goods industry of the
                   U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------


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
                                                                                                   PORTFOLIO
   STYLE/                                                                                           ADVISOR/
    TYPE                             INVESTMENT OBJECTIVES/POLICIES                               SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Oil & Gas: seeks daily investment results, before fees and              ProFund Advisors
               expenses, that correspond to the daily performance of the Dow Jones U.S. Oil &     LLC
               Gas Index. The Dow Jones U.S. Oil & Gas Sector Index measures the performance of the energy sector of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Financials: seeks daily investment results, before fees and             ProFund Advisors
               expenses, that correspond to the daily performance of the Dow Jones                LLC
               U.S. Financials Sector Index. The Dow Jones U.S. Financials Sector Index
               measures the performance of the financial services economic sector of the
               U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Health Care: seeks daily investment results, before fees and            ProFund Advisors
               expenses, that correspond to the daily performance of the Dow Jones U.S.           LLC
               Health Care Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare economic sector of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Industrials: seeks daily investment results, before fees and            ProFund Advisors
               expenses, that correspond to the daily performance of the Dow Jones U.S.           LLC
               Industrials Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial economic sector of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Internet: seeks daily investment results, before fees and expenses,     ProFund Advisors
               that correspond to the daily performance of the Dow Jones Composite Internet       LLC
               Index. The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Pharmaceuticals: seeks daily investment results, before fees and        ProFund Advisors
               expenses, that correspond to the daily performance of the Dow Jones U.S.           LLC
               Pharmaceuticals Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry portion of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Precious Metals: seeks daily investment results, before fees and        ProFund Advisors
               expenses, that correspond to the daily performance of the Dow Jones Precious       LLC
               Metals Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Real Estate: seeks daily investment results, before fees and            ProFund Advisors
               expenses, that correspond to the daily performance of the Dow Jones U.S. Real      LLC
               Estate Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry portion of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Semiconductor: seeks daily investment results, before fees and          ProFund Advisors
               expenses, that correspond to the daily performance of the Dow Jones U.S.           LLC
               Semiconductor Index. The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry portion of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Technology: seeks daily investment results, before fees and             ProFund Advisors
               expenses, that correspond to the daily performance of the Dow Jones U.S.           LLC
               Technology Sector Index. The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
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
                                                                                                                PORTFOLIO
   STYLE/                                                                                                        ADVISOR/
    TYPE                                    INVESTMENT OBJECTIVES/POLICIES                                     SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Telecommunications: seeks daily investment results, before fees                     ProFund Advisors
               and expenses, that correspond to the daily performance of the Dow Jones U.S.                   LLC
               Telecommunications Sector Index. The Dow Jones U.S. Telecommunications
               Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Utilities: seeks daily investment results, before fees and expenses,                ProFund Advisors
               that correspond to the daily performance of the Dow Jones U.S. Utilities Sector                LLC
               Index. The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Bull: seeks daily investment results, before fees and expenses,                     ProFund Advisors
               that correspond to the daily performance of the S&P 500[RegTM] Index.                          LLC
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Bear: seeks daily investment results, before fees and expenses, that                ProFund Advisors
               correspond to the inverse (opposite) of the daily performance of the S&P 500[RegTM] Index.     LLC
               If ProFund VP Bear is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the S&P
               500[RegTM] Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the
               Index when the Index rises on a given day.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP UltraBull: seeks daily investment results, before fees and                          ProFund Advisors
               expenses, that correspond to twice (200%) the daily performance of the S&P                     LLC
               500[RegTM] Index. Prior to May 1, 2003, ProFund VP UltraBull was named "ProFund VP
               Bull Plus" and sought daily investment results that corresponded to one and one-half times (150%) the daily performance of the S&P 500[RegTM] Index. If ProFund
               VP UltraBull is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500[RegTM]
               Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the
               Index declines on a given day.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP OTC: seeks daily investment results, before fees and expenses,                      ProFund Advisors
               that correspond to the daily performance of the NASDAQ-100 Index[RegTM]. "OTC" in              LLC
               the name of ProFund VP OTC refers to securities that do not trade on a U.S.
               securities exchange registered under the Securities Exchange Act of 1934.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Short OTC: seeks daily investment results, before fees and                          ProFund Advisors
               expenses, that correspond to the inverse (opposite) of the daily performance of                LLC
               the NASDAQ-100 Index[RegTM]. If ProFund VP Short OTC is successful in meeting its objective, its net asset value should gain approximately the same, on a percentage basis, as any decrease in the NASDAQ-100 Index[RegTM] when the Index declines on a given day. Conversely, its net asset value should lose approximately the same, on a percentage basis, as any increase in the Index when the Index rises on a given day. "OTC" in the name of ProFund VP Short
               OTC refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.
-------------------------------------------------------------------------------------------------------------------------------


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
                                                                                                                PORTFOLIO
     STYLE/                                                                                                      ADVISOR/
      TYPE                                    INVESTMENT OBJECTIVES/POLICIES                                   SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         ProFund VP UltraOTC: seeks daily investment results, before fees and                        ProFund Advisors
                   expenses, that correspond to twice (200%) the daily performance of the                      LLC
                   NASDAQ-100 Index[RegTM]. If ProFund VP UltraOTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index[RegTM] when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day. "OTC"
                   in the name of ProFund VP UltraOTC refers to securities that do not trade on a
                   U.S. securities exchange registered under the Securities Exchange Act of 1934.
-------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value     ProFund VP Mid-Cap Value: seeks daily investment results, before fees and                   ProFund Advisors
                   expenses, that correspond to the daily performance of the S&P MidCap 400/                   LLC
                   Barra Value Index[RegTM]. The S&P MidCap400/Barra Value Index[RegTM] is a float adjusted market capitalization weighted index comprised of the stocks in the S&P MidCap
                   400 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.
-------------------------------------------------------------------------------------------------------------------------------
 Mid Cap           ProFund VP Mid-Cap Growth: seeks daily investment results, before fees and                  ProFund Advisors
 Growth            expenses, that correspond to the daily performance of the S&P MidCap 400/                   LLC
                   Barra Growth Index[RegTM]. The S&P MidCap 400/Barra Growth Index[RegTM] is a float adjusted market capitalization weighted index comprised of the stocks in the
                   S&P MidCap 400 Index[RegTM] that have comparatively high price-to-book ratios as determined before each semiannual rebalance date.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty         ProFund VP UltraMid-Cap: seeks daily investment results, before fees and                    ProFund Advisors
                   expenses, that correspond to twice (200%) the daily performance of the S&P                  LLC
                   MidCap 400 Index[RegTM]. If ProFund VP UltraMid-Cap is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index[RegTM] when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap         ProFund VP Small-Cap Value: seeks daily investment results, before fees and                 ProFund Advisors
 Value             expenses, that correspond to the daily performance of the S&P SmallCap 600/                 LLC
                   Barra Value Index[RegTM]. The S&P SmallCap 600/Barra Value Index[RegTM] is a float adjusted market capitalization weighted index comprised of the stocks in the
                   S&P SmallCap 600/Barra Value Index[RegTM] that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap         ProFund VP Small-Cap Growth: seeks daily investment results, before fees                    ProFund Advisors
 Growth            and expenses, that correspond to the daily performance of the S&P SmallCap                  LLC
                   600/Barra Growth Index[RegTM]. The S&P SmallCap 600/Barra Growth Index[RegTM] is a float adjusted market capitalization weighted index comprised of the stocks in the
                   S&P SmallCap 600/Barra Growth Index[RegTM] that have comparatively high price-to-
                   book ratios as determined before each semiannual rebalance date.
-------------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------


                                                                                                           PORTFOLIO
   STYLE/                                                                                                   ADVISOR/
    TYPE                                 INVESTMENT OBJECTIVES/POLICIES                                   SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP UltraSmall-Cap: seeks daily investment results, before fees and                 ProFund Advisors
               expenses, that correspond to twice (200%) the daily performance of the Russell             LLC
               2000[RegTM] Index. If ProFund VP UltraSmall-Cap is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index[RegTM] when the Index rises on a given day.
               Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP U.S. Government Plus: seeks daily investment results, before fees               ProFund Advisors
               and expenses, that correspond to one and one-quarter times (125%) the daily                LLC
               price movement of the most recently issued 30-year U.S. Treasury bond ("Long
               Bond"). In accordance with its stated objective, the net asset value of ProFund
               VP U.S. Government Plus generally should decrease as interest rates rise. If
               ProFund VP U.S. Government Plus is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times (125%) as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     ProFund VP Rising Rates Opportunity: seeks daily investment results, before                ProFund Advisors
               fees and expenses, that correspond to one and one-quarter times (125%) the                 LLC
               inverse (opposite) of the daily price movement of the most recently issued
               30-year U.S. Treasury bond ("Long Bond"). In accordance with its stated
               objective, the net asset value of ProFund VP Rising Rates Opportunity generally should decrease as interest rates fall. If ProFund VP Rising Rates Opportunity is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily decrease in the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the Long Bond on a given day.
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap     ProFund VP Large-Cap Growth: seeks daily investment results, before fees                   ProFund Advisors
 Growth        and expenses, that correspond to the daily performance of the S&P 500/Barra                LLC
               Growth Index[RegTM]. The S&P 500/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date.
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap     ProFund VP Large-Cap Value: seeks daily investment results, before fees and                ProFund Advisors
 Value         expenses, that correspond to the daily performance of the S&P 500/Barra Value              LLC
               Index[RegTM]. The S&P 500/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.
-------------------------------------------------------------------------------------------------------------------------------

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AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Investment Options continued
--------------------------------------------------------------------------------


                                                                                                               PORTFOLIO
   STYLE/                                                                                                       ADVISOR/
    TYPE                                    INVESTMENT OBJECTIVES/POLICIES                                    SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 Specialty   ProFund VP Short Small-Cap: seeks daily investment results, before fees and                 ProFund Advisors
             expenses, that correspond to the inverse (opposite) of the daily performance of             LLC
             the Russell 2000[RegTM] Index. If ProFund VP Short Small-Cap is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the
             Index when the Index rises on a given day.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty   ProFund VP Short Mid-Cap: seeks daily investment results, before fees and                   ProFund Advisors
             expenses, that correspond to the inverse (opposite) of the daily performance of             LLC
             the S&P MidCap 400 Index[RegTM]. If ProFund VP Short Mid-Cap is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P MidCap 400 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty   Access VP High Yield: seeks to provide investment results that correspond                   ProFund Advisors
             generally to the total return of the high yield market consistent with maintaining          LLC
             reasonable liquidity. The Access VP High Yield, created by ProFund Advisors, will achieve its high yield exposure primarily through CDSs but may invest in high yield debt instruments ("junk bonds"), Interest rate swap agreements and futures contracts, and other debt and money market instruments without limitation, consistent with applicable regulations. Under normal market conditions, the fund will invest at least 80% of its net assets in credit default swaps and other financial instruments that in combination have economic characteristics similar to the high yield debt market and/or in high yield debt securities. The fund seeks to maintain exposure to the high yield bond markets regardless of market conditions and without taking defensive positions.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty   First Trust[RegTM] 10 Uncommon Values: seeks to provide above-average capital               First Trust Advisors
             appreciation. The Portfolio seeks to achieve its objective by investing primarily in        L.P.
             the ten common stocks selected by the Investment Policy Committee of Lehman
             Brothers Inc. ("Lehman Brothers") with the assistance of the Research
             Department of Lehman Brothers which, in their opinion have the greatest potential for capital appreciation during the next year. The stocks included in the
             Portfolio are adjusted annually on or about July 1st in accordance with the selections of Lehman Brothers.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty   Target Managed VIP: seeks to provide above-average total return. The Portfolio              First Trust Advisors
             seeks to achieve its objective by investing in common stocks of the most                    L.P.
             attractive companies that are identified by a model based on six uniquely specialized strategies -- The Dowsm DART 5, the European Target 20, the
             Nasdaq[RegTM] Target 15, the S&P Target 24, the Target Small Cap and the Value Line[RegTM]
             Target 25.
-------------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------


                                                                                                         PORTFOLIO
   STYLE/                                                                                                 ADVISOR/
    TYPE                              INVESTMENT OBJECTIVES/POLICIES                                    SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     The Dow(SM) DART 10: seeks to provide above-average total return. The                    First Trust Advisors
               Portfolio seeks to achieve its objective by investing in common stocks issued by         L.P.
               companies that are expected to provide income and to have the potential for capital appreciation. The Portfolio invests primarily in the common stocks of the ten companies in the DJIA that have the highest combined dividend yields and buyback ratios on or about the applicable stock selection date.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     Global Dividend Target 15: seeks to provide above-average total return. The              First Trust Advisors
               Portfolio seeks to achieve its objective by investing in common stocks issued by         L.P.
               companies that are expected to provide income and to have the potential for capital appreciation. The Portfolio invests primarily in the common stocks of the companies which are components of the DJIA, the Financial Times Industrial
               Ordinary Share Index ("FT Index") and the Hang Seng Index. The Portfolio
               primarily consists of common stocks of the five companies with the lowest per share stock prices of the ten companies in each of the DJIA, FT Index and Hang
               Seng Index, respectively, that have the highest dividend yield in the respective index on or about the applicable stock selection date.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     S&P[RegTM] Target 24: seeks to provide above-average total return. The Portfolio         First Trust Advisors
               seeks to achieve its objective by investing in common stocks issued by                   L.P.
               companies that have the potential for capital appreciation. The Portfolio invests primarily in the common stocks of twenty-four companies selected from a subset of the stocks included in the Standard & Poor's 500 Composite Stock
               Price Index[RegTM]. The subset of stocks will be taken from each of the eight largest economic sectors of the S&P 500 Index[RegTM] based on the sector's market capitalization.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     The Dow (SM) Target Dividend seeks to provide above-average total return. The            First Trust Advisors
               Portfolio seeks to achieve its objective by investing in common stocks issued by         L.P.
               companies that are expected to provide income and to have the potential for capital appreciation. The Portfolio invests primarily in the 20 common stocks from the Dow Jones Select Dividend Index(SM) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio as of the close of business on or about the applicable stock selection date.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     Value Line[RegTM] Target 25: seeks to provide above-average capital appreciation.        First Trust Advisors
               The Portfolio seeks to achieve its objective by investing in 25 of the 100               L.P.
               common stocks that Value Line[RegTM] gives a #1 ranking for Timeliness[TM] which have recently exhibited certain positive financial attributes as of the close of business on the applicable stock selection date through a multi-step process.
-------------------------------------------------------------------------------------------------------------------------------
 Specialty     Nasdaq[RegTM] Target 15: seeks to provide above-average total return. The Portfolio      First Trust Advisors
               seeks to achieve its objective by investing in common stocks issued by                   L.P.
               companies that are expected to have the potential for capital appreciation. The
               Portfolio invests primarily in the common stocks of fifteen companies selected from a pre-screened subset of the stocks included in the Nasdaq-100 Index[RegTM] on or about the applicable stock selection date through a multi-step process.
-------------------------------------------------------------------------------------------------------------------------------

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AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Investment Options continued
--------------------------------------------------------------------------------


                                                                                                         PORTFOLIO
     STYLE/                                                                                               ADVISOR/
      TYPE                                INVESTMENT OBJECTIVES/POLICIES                                SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
 International     The Prudential Series Fund, Inc. -- SP William Blair International                   Prudential
 Equity            Growth: Seeks long-term capital appreciation. The Portfolio invests primarily in     Investments LLC/
                   stocks of large and medium-sized companies located in countries included in the      William Blair &
                   Morgan Stanley Capital International All Country World Ex-U.S. Index. Under          Company, LLC
                   normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry.
-------------------------------------------------------------------------------------------------------------------------------



"Standard & Poor's[RegTM], "S&P[RegTM]," "S&P 500[RegTM]," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by American Skandia Investment Services, Incorporated. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

"Dow Jones Industrial Average(sm)", "DJIA(sm)", "Dow Industrials(sm)", "Dow Jones Select Dividend Index(sm)", and "The Dow 10(sm)", are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust"). The portfolios, including, and in particular the Target Managed VIP portfolio The Dow(SM) DART 10 portfolio, and The Dow (SM) Target Dividend Portfolio are not endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust on behalf of the S&P Target 24 Portfolio and the Target Managed VIP Portfolio. The Portfolios are not sponsored, endorsed, managed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

"The Nasdaq 100[RegTM]", "Nasdaq-100 Index[RegTM]", "Nasdaq Stock Market[RegTM]", and "Nasdaq[RegTM]" are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust. The Nasdaq Target 15 Portfolio and Target Managed VIP Portfolio have not been passed on by the Corporations as to its legality or suitability. The Nasdaq Target 15 Portfolio and Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Nasdaq Target 15 Portfolio or the Target Managed VIP Portfolio.

"Value Line[RegTM]," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are registered trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. The Target Managed VIP[RegTM] Portfolio is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Portfolio.

The First Trust[RegTM] 10 Uncommon Values portfolio is not sponsored or created by Lehman Brothers, Inc. ("Lehman Brothers"). Lehman Brothers' only relationship to First Trust is the licensing of certain trademarks and trade names of Lehman Brothers and of the "10 Uncommon Values" which is determined, composed and calculated by Lehman Brothers without regard to First Trust or the First Trust[RegTM] 10 Uncommon Values portfolio.

Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.


28

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AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Fees and Charges
--------------------------------------------------------------------------------

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, American Skandia may make a profit on the Insurance Charge and the charge for the optional guarantee feature if, over time, the actual costs of providing the guaranteed insurance obligations under the Annuity are less than the amount we deduct for the charges. To the extent we make a profit on the charges, such profit may be used for any other corporate purpose, including payment of other expenses that American Skandia incurs in promoting, distributing, issuing and administering the Annuity. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that American Skandia receives from charges that are deducted from the Separate Account include amounts based on market appreciation of the variable investment option values.

WHAT ARE THE ANNUITY FEES AND CHARGES?

Tax Charge: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. Currently, the tax charge ranges from 0% to 31/2% of your premium and is designed to approximate the taxes that we are required to pay. We will deduct the charge at the time your Premium is applied to the Annuity.

     We may assess a charge against the Sub-accounts equal to any taxes, which may be imposed upon the Separate Account.

     We will pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

     In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.

Transfer Fee: Currently, you may make twenty (20) free transfers between investment options each Annuity Year. We will charge $10.00 for each transfer after the twentieth in each Annuity Year. Transfers made as part of a rebalancing, asset allocation or similar program will be subject to the twenty-transfer limit. For a description of these programs see "Do You Offer Any Automatic Rebalancing Programs?" However, all transfers made on the same day will be treated as one (1) transfer. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of twelve) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the Transfer Fee for transfer requests submitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

WHAT CHARGES ARE DEDUCTED FROM THE
SEPARATE ACCOUNT?
Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the average daily assets allocated to the Sub-accounts and is equal to 1.25% on an annual basis. The Insurance Charge is the combination of the Mortality & Expense Risk Charge (1.10%) and the Administration Charge (0.15%). The Insurance Charge is intended to compensate American Skandia for providing the insurance benefits under the Annuity, including the risk that persons we guarantee

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Fees and Charges continued
--------------------------------------------------------------------------------

Annuity Payments to will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Finally, the charge covers the risk that our assumptions about the mortality risks and expenses under this Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted as an Administration Charge. However, any increase will only apply to an Annuity issued after the date of the increase.

WHAT FEES AND EXPENSES ARE INCURRED BY
THE PORTFOLIOS?
Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides American Skandia with the net asset value as of the close of business each day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

EXCEPTIONS/REDUCTIONS TO FEES
AND CHARGES
We may reduce the portion of the total Insurance Charge that is deducted as an Administration Charge when an Annuity is sold to individuals or a group of individuals in a manner that reduces our administrative expenses under the Annuity. In reducing this portion of the charge we consider among other things:
(a) the size and type of the group; (b) the number of annuities purchased by an Owner; (c) the amount of Premium; and/or (d) other transactions where administrative expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Purchasing Your Annuity
--------------------------------------------------------------------------------

WHAT ARE THE REQUIREMENTS FOR
PURCHASING THE ANNUITY?

   Premium Payment: You must make a minimum Premium payment of not less than $35,000. We must receive the entire Premium payment amount before we invest your Net Premium in the Annuity.
     Where allowed by law, we must approve any initial and additional Premium payments of $1,000,000 or more. We may apply certain limitations and/or restrictions on the Annuity as a condition of our acceptance, including changing the number of transfers allowable under the Annuity or restricting the Sub-accounts that are available. Other limitations and/or restrictions may apply.

     Except as noted below, Premium payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to American Skandia. Premium payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Premium payments may be transmitted to American Skandia via wiring funds through your investment professional's broker-dealer firm. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.
     We may require certain information before we issue an Annuity, including, but not limited to, evidence satisfactory to us of the age of each Annuitant.
     Once we agree to issue an Annuity, we invest your Net Premium in the Annuity. The Net Premium is your Premium minus any Tax Charges that may apply. We apply the Net Premium based on your instructions for allocating your Income Base among one or more Sub-accounts.
     Age Restrictions: If the Annuity is purchased with a life contingency payment option, the Annuitant(s) may not be greater than age 85 on the Issue Date. If there is more than one Annuitant named, the youngest Annuitant may not be greater than age 85 on the Issue Date. If a Certain Period only is selected we currently have no maximum issue age restriction. The Issue Date age restriction does not apply to the Annuity when it is used as an annuitization or settlement option from a deferred annuity or a life insurance policy issued by American Skandia.
     Use of the Annuity as an Annuitization or Settlement Option: When this Annuity is used as an annuitization or settlement options form a deferred annuity or a life insurance policy issued by American Skandia, the age restriction and the "free-look" or "right to cancel" sections of this Annuity do not apply.
     Owner, Annuitant, and Beneficiary Designations: We require you to name the Owner(s), Annuitant(s) and Beneficiary(ies) for your Annuity.
o Owner: We assume the Annuitant is also the Owner unless you indicate otherwise. Similarly, if there are joint Annuitants, we assume each Annuitant is a joint Owner. You may name more than one Owner in which case all ownership rights are held jointly. You may name a contingent Owner. Ownership rights pass to such a contingent Owner upon the death (or in the case of an entity, the dissolution) of the Owner. Unless you indicate otherwise, no rights pass to any contingent Owner until the death (or dissolution) of all Owners.
     All ownership rights pass to the Beneficiary as of the Inheritance Date unless you instruct us that ownership should remain with any then surviving Owners. If ownership rights vest in a Beneficiary and there is no prior irrevocable contingent Beneficiary designation, such Beneficiary may name a person or entity to receive any remaining Annuity Payments yet to be paid subsequent to such Beneficiary's death.
o Annuitant: The Annuitant is the person to whom we agree to make Annuity Payments. If we are to make Annuity Payments for life, we make such payments only during the life of the Annuitant. You may name one or two Annuitants. The Annuitant can be, but does not have to be, the Owner. You must name an Annuitant who is a natural person. The Annuitant designation cannot be changed once your Annuity is issued.

o Beneficiary: The Beneficiary(ies) is/are the person(s) or entity(ies) you name to receive any remaining payments under the Annuity if there is any remaining Certain Period. Your beneficiary designation must be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. For example, a designation of "surviving spouse" would not be acceptable. You may name one or more primary Beneficiaries and one or more contingent Beneficiaries. Payments to your Beneficiary(ies) will be made in equal proportions unless you notify us otherwise. We will make payment to a contingent Beneficiary if the primary Beneficiary dies before the Inheritance Date. If no Beneficiary is alive as of the Inheritance Date or you do not make a Beneficiary designation, any remaining Annuity Payments will be made to you or your estate. Unless

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Purchasing Your Annuity continued
--------------------------------------------------------------------------------

     you indicate otherwise, no rights pass to any contingent Ben-eficiary until the death (or dissolution) of all Beneficiaries. If Annuity Payments are being made to a Beneficiary and the Beneficiary has not named a person or entity to receive Annuity Payments during any remaining Certain Period subsequent to his or her death, then such Annuity Payments will be made to the Beneficiary's estate. Beneficiary designations can be changed unless the Owner requests that the designation be made irrevocable.
Your choice of Annuitant(s) and Beneficiary(ies) can have significant tax implications. You should seek competent tax advice on the income, estate and gift tax implications of your designations.


WHAT ARE MY PAYMENT OPTIONS?
We may offer this Annuity with four different payment options.

Option 1
Payments for Life: Under this option, we make Annuity Payments as long as the Annuitant is living, no matter how long that may be. No additional Annuity Payments are made after the death of the Annuitant. It is possible that only one Annuity Payment would be made under this option. This would happen if the Annuitant dies before the second Annuity Payment Date. No full or partial surrenders are permitted if this option is selected.

Option 2
Payments Based on Joint Lives: Under this option we will provide Annuity Payments for a designated period of years or for the Annuitants and Joint Annuitants lifetimes, whichever is later. No minimum number of payments is guaranteed under this option. It is possible that only one Annuity Payment would be made under this option. This would happen if the Annuitants and Joint Annuitants die before the second Annuity Payment Date. Full or partial surrenders are permitted if this option is selected.

Option 3
Payments for Life with a Certain Period: Under this option, we will make Annuity Payments for a specified period or for the life of the Annuitant, whichever is later. The number of years cannot be less than 5 or more than 50. The final payment will be the later of either the last guaranteed Payment Date or the scheduled Payment Date immediately prior to the Annuitant's death. If the Annuitant dies prior to the last guaranteed Payment Date, we will make payments to the Beneficiary when we receive due proof of the Annuitant's death. No additional payments will be made if the Annuitant dies after all guaranteed payments have been made. Full or partial surrenders are permitted if this option is selected.

Option 4
Certain Only: Under this option, we guarantee to make payments for a designated number of years. The number of years cannot be less than 5 or more than 50. If the Annuitant dies prior to the last guaranteed Payment Date, we will continue Annuity Payments to the Beneficiary as they become due or pay the present value of the remaining guaranteed payments in a lump sum to the Beneficiary when we receive due proof of the Annuitant's death. If Annuity Payments under this option are available, the present value of the remaining guaranteed payments is calculated as of the date we receive written notice of the Annuitant's death, using the Annuity's Benchmark Rate. No additional Annuity Payments will be made under this option after all the guaranteed payments have been made. If this option is selected, full surrenders may be made from the Annuity prior to the last guaranteed Payment Date. No partial surrenders are permitted if this option is selected.
     We may offer additional Annuity Payment options in the future.

MAY I RETURN THE ANNUITY IF I CHANGE
MY MIND?
If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free-look". Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days, twenty-one (21) days or longer, measured from the time that you received your Annuity. If you return your Annuity during the applicable period, we will refund your current Income Base plus any Tax Charge deducted. This amount may be higher or lower than your original Premium. Where required by law, we will refund your current Income Base or the amount of your initial Premium, whichever is greater. The same rules may apply to an Annuity that is purchased as an IRA.
     If you are using the Annuity as an annuitization or settlement option from a deferred annuity or a life insurance policy issued by American Skandia, you do not have a right to cancel.

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Managing Your Annuity
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ARE THERE RESTRICTIONS OR CHARGES ON
TRANSFERS BETWEEN SUB-ACCOUNTS?
You may make transfers between investment options. Transfers are not subject to taxation on any gain. We currently limit the number of Sub-accounts you can invest in at any one time to twenty (20). We may require a minimum of $500 in any Sub-account to which you allocate your Income Base at the time of any allocation or transfer. If you request a transfer and, as a result of the transfer, there would be less than $500 in the Sub-account, we may transfer the remaining Income Base in the Sub-account pro rata to the other investment options to which you transferred.

     We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this Annuity. Immediate Annuities are generally purchased for purposes of receiving an income payment stream, for example as retirement income as such we do not currently impose restrictions on frequent transfers among sub-accounts because we do not believe that immediate annuities are subject to market timing abuses in the way that other vehicles, such as mutual funds, may be. Currently, any purchase, redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial trans- actions involving a Rydex or ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through American Skandia's Internet website (www.americanskandia.prudential.com).
     Currently, we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year. All rebalancing transfers made on the same day as part of an automatic rebalancing program are considered as one transfer when counting the number of transfers each year towards the maximum of 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of twelve) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the Transfer Fee for transfer requests submitted electronically or through other means that reduce our processing costs.


     Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and
(iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund and/or Rydex Portfolio and/or the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.
     Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. The Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios, the Rydex Fund Portfolios and the AST Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.
     In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described

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Managing Your Annuity continued
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above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

o With respect to each Sub-account (other than the AST Money Market Sub-account, or a Sub-account corresponding to a ProFund Portfolio or a Rydex Fund Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals; (ii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund and/or Rydex Portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
o We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.
o If we deny one or more transfer requests under the foregoing rules, we will inform you or your investment professional promptly of the circumstances concerning the denial.
o We will not implement these rules in jurisdictions that have not approved contract language amendments authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by an investment professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by an investment professional or third party investment advisor), and will not waive a transfer restriction for any contract owner.

     Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.


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--------------------------------------------------------------------------------


MAY I GIVE MY INVESTMENT PROFESSIONAL
PERMISSION TO MANAGE MY ACCOUNT VALUE?
Yes. Your Investment Professional may direct the allocation of your Account Value and request financial transactions between investment options while you are living, subject to our rules. If your Investment Professional has this authority, we deem that all transactions that are directed by your Investment Professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Investment Professional until we receive the revocation of such person's authority has been revoked. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.


MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
Yes. You may engage your own investment advisor to manage your account. These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Annuity. Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you, is not acting on our behalf, but rather is acting on your behalf. We do not offer advice about how to allocate your Account Value under any circumstance. As such, we are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

     Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Annuity. If you authorize your investment advisor to withdraw amounts from your Annuity to pay for the investment advisor's fee, as with any other withdrawal from your Annuity, you may incur adverse tax consequences, and/or a surrender adjustment. Withdrawals to pay your investment advisor generally will also reduce the level of various living and death benefit guarantees provided (e.g. the withdrawals will reduce proportionately the Annuity's guaranteed minimum death benefit.) We are not a party to the agreement you have with your investment advisor and do not verify that amounts withdrawn from your annuity, including amounts withdrawn to pay for the investment advisor's fee, are within the terms of your agreement with your investment advisor. You will, however, receive confirmations of transactions that affect your Annuity. If your investment advisor has also acted as your Investment Professional with respect to the sale of your Annuity, he or she may be receiving compensation for services provided both as an Investment Professional and investment advisor. Alternatively, the investment advisor may compensate the Investment Professional from whom you purchased your annuity for the referral that led you to enter into your investment advisory relationship with the investment advisor. If you are interested in the details about the compensation that your investment advisor and/or your Investment Professional receive in connection with your Annuity, you should ask them for more details.
     We or an affiliate of ours may provide administrative support to licensed, registered investment professionals or investment advisors who you authorize to make financial transactions on your behalf. We may require investment professionals or investment advisors, who are authorized by multiple contract owners to make financial transactions, to enter into an administrative agreement with American Skandia as a condition of our accepting transactions on your behalf. The administrative agreement may impose limitations on the Investment Professional's or investment advisor's ability to request financial transactions on your behalf. These limitations are intended to minimize the detrimental impact of an Investment Professional who is in a position to transfer large amounts of money for multiple clients in a particular Portfolio or type of portfolio or to comply with specific restrictions or limitations imposed by a Portfolio(s) on American Skandia. Contracts managed by your Investment Professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?". Since transfer activity under contracts managed by an Investment Professional or third party investment advisor may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the advisor or impose other transfer restrictions we deem necessary. The administrative agreement may limit the available investment options, require advance notice of large transactions, or impose other trading limitations on your Investment

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Managing Your Annuity continued
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Professional. Your Investment Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Investment Professional transmit all financial transactions using the electronic trading functionality available through our Internet Website (www.americanskandia.prudential.com). Limitations that we may impose on your Investment Professional or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

ARE ANY ASSET ALLOCATION PROGRAMS AVAILABLE?
Yes. Certain "static asset allocation programs" are available for use with the Annuity. These programs are considered static because once you have selected a model portfolio, the Sub-accounts and the percentage of contract value allocated to each Sub-account cannot be changed without your consent. The programs are available at no additional charge. Under these programs, the Sub-account for each asset class in each model portfolios designated for you. Under the programs, the values in the Sub-accounts will be rebalanced periodically back to the indicated percentages for the applicable asset class within the model portfolio that you have selected. For more information on the asset allocation programs as well asset allocation programs that were available prior to May 1, 2005, see the Appendix entitled "Additional Information on the Asset Allocation Programs".
     Asset allocation is a sophisticated method of diversification, which allocates assets among asset classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. No personalized investment advice is provided in connection with the asset allocation programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult with your Investment Professional before electing any asset allocation program.


DO YOU OFFER ANY AUTOMATIC
REBALANCING PROGRAMS?

Yes, we offer automatic rebalancing that can periodically reallocate your Income Base among the Sub-accounts you choose. You can choose to have your Income Base rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, your investment options are rebalanced to the allocation percentages you requested. For example, over time the performance of the investment options will differ, causing your percentage allocations to shift. With automatic rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. If you request a transfer from or into any investment option participating in the automatic rebalancing program, we will assume that you wish to change your rebalancing percentages as well, and will automatically adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.


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Access To Cash Value
--------------------------------------------------------------------------------

MAY I SURRENDER ALL OR PART OF
MY ANNUITY?
Yes. As long as the Annuitant is alive, you may surrender all of the Annuity for its Cash Value, if any. You also may surrender a portion of your Annuity (a minimum of $1,000 is required) if your Annuity is payable for life and a Certain Period, as long as the Annuitant is alive and the Cash Value remaining after the partial surrender is at least $5,000. The Cash Value, if any, is always less than the Income Base. If you elect a partial surrender of the Annuity we will apply the surrender pro-rata among all Sub-accounts where you are invested. Such partial surrender will reduce proportionately all the Annuity's Contract and Cash Values, but will not effect the Certain Period. We may request evidence satisfactory to us that the Annuitant is alive and other information to process the surrender request (see "Requirements for Surrender").
     When you make a full or partial surrender of the Annuity the Cash Value is determined by discounting the value of future Annuity Payments. This procedure functions as a surrender charge in calculating the Cash Value payable to you. The applicable discount rate used may be higher than the Benchmark Rate but currently is not more than 2%. The discount rate applicable to your Annuity may depend on whether Annuity Payments are payable for life, the Annuitant's age and gender (where applicable), or the length of the Certain Period. The discount rate in effect on the Issue Date is not subject to change.
     You may elect to return the Annuity during the free-look period. For additional information about surrendering during the free-look period, please refer to the section entitled "May I return the Annuity if I change my mind?"

WHAT IF MY CERTAIN PERIOD IS ZERO, MAY I STILL MAKE A FULL OR PARTIAL
SURRENDER?
No. If your Annuity has no Certain Period you may not make a full or partial surrender because there is no Cash Value.
     Requests for a Full or Partial Surrender: To request the forms necessary to make a full or partial surrender from your Annuity, contact our Customer Service Team at 1-800-752-6342 or visit our Internet Website at www.americanskandia.prudential.com. We must receive at our Office a request in writing and necessary representations in writing regarding tax withholdings for a full or partial surrender.

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Annuity Benefits
--------------------------------------------------------------------------------

WHAT ARE THE BENEFITS OF THIS ANNUITY?
This Annuity provides that Annuity Payments are payable for the life of the Annuitant, for a Certain Period, or for the life of the Annuitant and a Certain Period. This Annuity terminates when the Annuitant dies, the Certain Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

HOW DO WE CALCULATE YOUR
ANNUITY PAYMENT?
Any portion of your Premium allocated to the Sub-accounts will be used to purchase Units. We will determine the number of Units based on the Premium reduced by any Tax Charge, the length of any Certain Period, the payment option selected, and the Unit Value of the Sub-accounts you initially selected on the Issue Date. The number of Units also will depend on the Annuitant's age and gender (where permitted by law) if Annuity Payments are due for the life of the Annuitant. Other than to fund Annuity Payments, the number of Units allocated to each Sub-account will not change unless you transfer among the Sub-accounts or make a withdrawal (if allowed).
     We calculate your Annuity Payment Amount on each Monthly Processing Date by taking the number of Units scheduled to be redeemed under the Schedule of Units in each Sub-account and multiplying them by the Unit Value of each Sub-account on such date. This calculation is performed for each Sub-account, and the sum of the Sub-account calculations will equal the amount of your Annuity Payment Amount.
     The Unit Value in a particular Sub-account on any Valuation Day is equal to the Unit Value of that Sub-account on the immediately preceding Valuation Day multiplied by the Net Investment Factor for that Sub-account for the Valuation Period multiplied by the daily factor for the Valuation Period.

WHEN ARE ANNUITY PAYMENTS MADE?
Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial Annuity Payment will be on a date of your choice of the 1st through the 28th day of the calendar month following the 30th day after the Issue Date of this Annuity. The Annuity Payment Date may not be changed after the Issue Date.


MAY I CONVERT ANNUITY PAYMENTS TO
FIXED PAYMENTS?
Yes. You may convert to fixed Annuity Payments but only after two (2) years from the Annuity's Issue Date. Before any Annuity Payment Date after this period, you may make an irrevocable election to convert to fixed Annuity Payments. If you elect fixed payments, on each Annuity Payment Date you will receive a fixed amount that will not vary with investment performance. The value of these payments depends on the Income Base at the time of the conversion, the then current Certain Period, the Annuitant's age and gender (where permitted by law) if a life payment is selected, and an assumed interest rate of not less than 3% per year. The subsequent Annuity Payment Amount may be greater than, equal to, or less than the current Annuity Payment Amount. The Certain Period is not effected by conversion. After you have elected this option under this Annuity you will not be permitted to make full or partial surrenders.

WHO RECEIVES THE ANNUITY PAYMENT?
We make Annuity Payments to the Annuitant. Subject to our rules, we may accept your instructions to forward Annuity Payments to an alternate payee.

WHAT HAPPENS WHEN THE ANNUITANT DIES?
As of the Inheritance Date, if a Certain Period exists, we will make Annuity Payments to the Beneficiary for the remainder of the Certain Period. As an alternative, a lump sum can be paid to the Beneficiary. There is no guarantee that there will be any Certain Period after the date of death, which means there may be no amount due for the Beneficiary. If there is no Certain Period as of the Inheritance Date, the Annuity terminates.
     If the Annuitant dies before the Annuity Date, the Annuity will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

WHAT HAPPENS WHEN THE OWNER DIES?
If any Owner dies before the Annuity Date, the Annuity will end and the Cash Value will be payable to the Beneficiary(s) after we have received all of our requirements to make settlement.

WHEN DO ANNUITY PAYMENTS FOR A
BENEFICIARY START?
If Annuity Payments are to be paid to a Beneficiary, Annuity Payments will begin as of the next Annuity Payment Date following the Inheritance Date, or the Cash Value can then be paid. No amounts are payable to a Beneficiary until the death of the last surviving Annuitant. Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

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IF ANNUITY PAYMENTS ARE TO BE PAID TO A BEN- EFICIARY, WHAT DETERMINES THE
ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL THE ANNUITY PAYMENTS BE PAID TO THE BENEFICIARY?
     We make Annuity Payments to the Beneficiary if a Certain Only or a Life with Certain Period payment option has been selected. We calculate the amount payable each month in the same manner before and after the Inheritance Date if Annuity Payments are payable to the Beneficiary. Annuity Payments payable to Beneficiary are due over any remaining Certain Period. The Annuity terminates when the Certain Period ends.
     If there is a Certain Period remaining as of the Inheritance Date, the Beneficiary may elect to receive the Cash Value instead of Annuity Payments if, before the Inheritance Date, you did not elect, in writing, to prohibit commutation and all Beneficiaries agree in writing to such commutation. All requirements that would otherwise apply for Annuity Payments payable for the benefit of the Beneficiary will apply before we pay a Cash Value as an alternative.

WHAT DOCUMENTATION IS REQUIRED TO RECEIVE ANNUITY PAYMENTS?
Requirements for Annuity Payments While the Annuitant is Alive: We must receive at our office necessary representations in writing regarding tax withholding. We may also require, from time-to-time, evidence in writing satisfactory to us that the Annuitant is alive. We may withhold Annuity Payments until we receive our requirements or until we receive in writing due proof satisfactory to us of the Annuitant's death. Such withheld Annuity Payments will be maintained in our general account. We will credit interest of at least 3% per year, compounded yearly, on each withheld Annuity Payment unless otherwise required by law. Should we subsequently receive the applicable requirements, we will pay the withheld Annuity Payments plus any interest credited in a lump sum for the benefit of the applicable payee (see "Payments and Payees").
     Requirements for Annuity Payments Payable to the Beneficiary: We must receive at our Office:
(a) due proof satisfactory to us in writing of the death of all Annuitants and, if applicable, no Owner died before the Annuity Date;
(b)  the Annuity; and
(c) all representations, in writing, that we require or which are mandated by applicable law or regulation in relation to making payments to a Beneficiary, including any required in relation to tax withholding.

     Once Annuity Payments begin to be paid to a Beneficiary, we may require, from time-to-time, evidence in writing satisfactory to us that a natural person who is a Beneficiary is alive. We may withhold Annuity Payments until we receive such requirements, or until we receive in writing due proof satisfactory to us of such Beneficiary's death. We will credit interest of at least 3% per year, compounded yearly, on each withheld Annuity Payment unless otherwise required by law. Should we subsequently receive our requirements, we will pay the withheld Annuity Payments plus any interest credited in a lump sum for the benefit of the applicable payee (see "Payments and Payees").

PAYMENTS AND PAYEES
The payees of an Annuity Payment, Cash Value, or a partial or full surrender may provide us with an account at a financial institution to which we may electronically forward such payments. Subject to our rules, we may, as a convenience, forward a payment for an Annuitant, Owner, or Beneficiary (or a person selected to receive remaining Annuity Payments after such Beneficiary's death) to an account for the benefit of an alternate person or entity. We must receive the request to forward payments to such alternate person or entity in writing from the person or entity that then has ownership rights.
     We pay Annuity Payments to the Annuitant first designated on any application unless you instruct us to forward Annuity Payments to any other named Annuitant. We forward any partial or full surrender to the Owner unless you instruct us otherwise.
     Before the Inheritance Date, we may split Annuity Payments among all the recipients if requested by the Owner in writing. We reserve the right to limit the number of payees. If a split payment has been selected and one of any several joint payees die but other joint payees survive; and we receive proof satisfactory to us of such death, any subsequent Annuity Payments will be split pro rata among accounts for the surviving payees. Such split Annuity Payments can be terminated by the Owner by forwarding a request to us in writing before the Inheritance Date.
     Any amounts due on or after the Inheritance Date will be split among any named Beneficiaries in accordance with the Beneficiary designation. However, currently we will not accept an instruction to pay part as a lump sum and part as Annuity Payments. We will pay the lump sum and our liability under the Annuity will terminate if no election is received in writing by us at our Office before the Inheritance Date or if, as of the Inheritance Date, multiple Beneficiaries cannot agree as to whether amounts are to be received as Annuity Payments or a lump sum (assuming some amount is owed).

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Tax Considerations
--------------------------------------------------------------------------------

The tax considerations associated with the Annuity vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is based on current law and interpretations, which may change. It is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relates to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA or 403(b) account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs or 403(b)s, as applicable, are the responsibility of the applicable trustee or custodian.

CONTRACTS OWNED BY INDIVIDUALS
(NOT ASSOCIATED WITH TAX-FAVORED
RETIREMENT PLANS)

Taxes Payable by You
We believe the contract is an immediate annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

Taxes on Withdrawals and Surrender
If you make a withdrawal from your contract or surrender it as an amount separate from your scheduled periodic annuity payments, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

     If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.


Taxes on Annuity Payments
A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.
     After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

Tax Penalty on Withdrawals and Annuity Payments
Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:
o    the amount is paid on or after you reach age 591/2 or die;
o    the amount received is attributable to your becoming disabled;
o generally the amount paid or received is in the form of substantially equal payments not less frequently than annually (Please note that substantially equal payments must continue until the later of reaching age 591/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or
o the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

Special Rules in Relation to Tax-Free Exchanges Under Section 1035
Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the

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annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See Federal Tax Status section in the Statement of Additional Information.)
     Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals.
The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

Taxes Payable by Beneficiaries
The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.
     Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements may continue.
     Considerations for Contingent Annuitants: There may be adverse tax consequences if a contingent annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more contingent annuitants when the Annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as contingent annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

Reporting and Withholding on Distributions
Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with 3 exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.
     State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the Contracts Held By Tax Favored Plans section below for discussion regarding withholding rules for tax favored plans (for example, an IRA).
     Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

Annuity Qualification
Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

     An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract

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owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this Prospectus. We will take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated.
     Please refer to the Statement of Additional information for further information on these Diversification and Investor Control issues.
     Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.
     If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
     If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
     If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
     Changes In The Contract. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

Additional Information
You should refer to the Statement of Additional Information if:
o The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.
o Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.
o You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.
o You purchased more than one annuity contract from the same insurer within the same calendar year (other than contracts held by tax favored plans).

CONTRACTS HELD BY TAX FAVORED PLANS
The following discussion covers annuity contracts held under tax-favored retirement plans.
     Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a), 408(b) and 408A of the Code. In addition, this contract may be purchased for use in connection with a corporate Pension and Profit-sharing plan (subject to 401(a) of the Code), H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code), Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs), and Section 457 plans (subject to 457 of the Code) This description assumes that you have satisfied the requirements for eligibility for these products.
     This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA or 403(b) account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs or 403(b)s, as applicable, are the responsibility of the applicable trustee or custodian.
     You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).


Types of Tax Favored Plans
     IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" contains information about eligibility,


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contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater), less any applicable federal and state income tax withholding.
     Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA; or as an annuitization of a deferred annuity issued by us and held as an IRA; or as a combination of a "rollover" to an IRA from a deferred annuity issued by us and held for purposes of a "qualified" retirement plan that is simultaneously being annuitized. This applies in connection with IRAs for you, a non-working spouse or one established for a divorced spouse receiving alimony (and no other income). You must make a minimum initial payment of $35,000 to purchase a contract. You may not make additional contributions to your Annuity after purchase.
     The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA.
     Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
o You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);
o    Your rights as owner are non-forfeitable;
o    You cannot sell, assign or pledge the contract;
o The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
o The date on which annuity payments must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70 1/2; and
o Death and annuity payments must meet "minimum distribution requirements" described below. Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
o    A 10% "early distribution penalty" described below.
o Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
o Failure to take a minimum distribution described below. SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

o If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
     (a) $42,000 in 2005 or (b) 25% of the employee's earned income (not including contribution as "earned income" for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2005, this limit is $210,000;

o SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

o SEPs for small employers permit salary deferrals up to $14,000 in 2005 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SAR-SEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $4,000 in 2005, increasing in $1,000 increments per year until reaching $5,000 in 2006. Thereafter, the amount is indexed for inflation.


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You will also be provided the same information, and have the same "free look"
period, as you would have if you purchased the contract for a standard IRA.
     ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

o    Contributions to a Roth IRA cannot be deducted from your gross income;
o "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA.
o If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.
     Because the contract's minimum initial payment of $35,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase a contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts from another traditional IRA, conduit IRA, SEP, SIMPLE-IRA, or Roth IRA; or as an annuitization of a deferred annuity issued by us and held as an IRA; or as a combination of a "rollover" to an IRA from a deferred annuity issued by us and held for purposes of a "qualified" retirement plan that is simultaneously being annuitized. This applies in connection with IRAs for you, a non-working spouse or one established for a divorced spouse receiving alimony (and no other income). The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. You may not make additional contributions to your Annuity after purchase.

     TDAs. You may own a TDA generally if you are either an employer or employee of a tax-exempt organization (as defined under Code Section 501
(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as the employee's rights to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. Because of the way the contract is designed, you may only purchase a contract for a TDA in connection with a "rollover" of amounts from a qualified retirement plan or IRA or as a transfer from another TDA; or as an annuitization of a deferred annuity issued by us and held as a TDA; or as a combination of a "rollover" to a TDA from a deferred annuity issued by us and held for purposes of a "qualified" retirement plan that is simultaneously being annuitized. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $14,000 in 2005. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $4,000 in 2005, increasing in $1,000 increments per year until reaching $5,000 in 2006. Thereafter, the amount is indexed for inflation. You may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a 457 government plan. A contract may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:

o    Your attainment of age 59 1/2;
o    Your severance of employment;
o    Your death;
o    Your total and permanent disability; or
o Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).
     In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later.
     These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct

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transfer" of your interest in the contract to another TDA or to a mutual fund
"custodial account" described under Code Section 403(b)(7).
     Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

Minimum Distribution Requirements and
Payment Option
If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner. Payments from your Annuity are designed to meet applicable minimum distribution requirements in relation to the amounts in your Annuity.

     Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the Contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

     Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs.

Penalty for Early Withdrawals
You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
o    the amount is paid on or after you reach age 59 1/2 or die;
o    the amount received is attributable to your becoming disabled; or
o generally the amount paid or received is in the form of substantially equal payments not less frequently than annually (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.).
     Other exceptions to this tax may apply. You should consult your tax advisor for further details.

Withholding
Unless a distribution is an eligible rollover distribution that is "directly" rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, 457 government plan or TDA, we will withhold federal income tax at the rate of 20%. This 20% withholding does not apply to distributions from IRAs and Roth IRAs. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
o For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and
o    For all other distributions, we will withhold at a 10% rate.
     We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

ERISA Disclosure/Requirements
ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally

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permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.
     Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this Prospectus.
     Information about sales representatives and commissions may be found in the sections of this Prospectus addressing distribution of the Annuity.
     Please consult your tax advisor if you have any additional questions.

Spousal Consent Rules for Retirement Plans --
Qualified Contracts
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

     Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a "qualified joint and survivor annuity" (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a death benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an annuity for your spouse's lifetime and is called a "qualified pre-retirement survivor annuity" (QPSA). If the plan pays death benefits to other beneficiaries, you may elect to have a beneficiary other than your spouse receive the death benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
     Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire death benefit, even if you designated someone else as your beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

     IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution is not required. Upon your death, any death benefit will be paid to your designated beneficiary.

Additional Information
For additional information about federal tax law requirements applicable to tax favored plans, see the IRA Disclosure Statement.

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General Information
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HOW WILL I RECEIVE STATEMENTS
AND REPORTS?
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.americanskandia.prudential.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time a transaction is made affecting Income Base, such as transfers or withdrawals. We send monthly statements reflecting the processing done each Annuity Payment Date except after any conversion to fixed payments. Before any conversion, we also send periodic statements detailing the activity affecting your Annuity during the calendar quarter. You should review the information in these statements carefully. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. We may also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance Corporation, a Prudential Financial Company, ("American Skandia") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states, the District of Columbia and Puerto Rico. American Skandia is a wholly-owned subsidiary of American Skandia, Inc. ("ASI") whose ultimate parent is Prudential Financial, Inc. American Skandia markets its products to broker-dealers and financial planners through an internal field marketing staff. In addition, American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

     American Skandia is in the business of issuing annuity and life insurance products. American Skandia currently offers the following products: (a) flexible premium deferred annuities and single premium fixed deferred annuities that are registered with the SEC; (b) certain other fixed deferred annuities that are not registered with the SEC; and (c) both fixed and variable immediate adjustable annuities.

     Effective May 1, 2003, Skandia U.S. Inc., the sole shareholder of ASI, which is the parent of American Skandia, was purchased by Prudential Financial, Inc. Prudential Financial, Inc. is a New Jersey insurance holding company whose subsidiary companies serve individual and institutional customers worldwide and include The Prudential Insurance Company of America, one of the largest life insurance companies in the U.S. These companies offer a variety of products and services, including life insurance, property and casualty insurance, mutual funds, annuities, pension and retirement related services and administration, asset management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.
     No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of American Skandia.

WHAT ARE SEPARATE ACCOUNTS?
The separate accounts are where American Skandia sets aside and invests the assets of some of our annuities. The assets supporting our obligations under the Annuities are held in separate accounts established under the laws of the State of Connecticut. We are the legal owner of assets in the separate accounts. Assets supporting fixed annuity payments after a conversion are held in our general account. Income, gains and losses from assets allocated to these separate accounts are credited to or charged against each such separate account without regard to other income, gains or losses of American Skandia or of any other of our separate accounts. These assets may only be charged with liabilities, which arise from the annuity contracts issued by American Skandia. The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts. However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation period, the assets supporting obligations based on allocations to the variable investment options are held in Sub-accounts of American Skandia Life Assurance Corporation Variable Account B, also referred to as "Separate Account B". Separate Account B was established by us pursuant to Connecticut law on November 25, 1987. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

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AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

General Information continued
--------------------------------------------------------------------------------

     Separate Account B consists of multiple Sub-accounts. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. The name of each Sub-account generally corresponds to the name of the underlying Portfolio. Each Sub-account in Separate Account B may have several different Unit Prices to reflect the Insurance Charge under this Annuity, and the Distribution Charge (when applicable) and the charges for any optional benefits that are offered under other annuities issued by us through Separate Account B. Separate Account B is registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act") as a unit investment trust, which is a type of investment company. The SEC does not supervise investment policies, management or practices of Separate Account B.
     Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into the unit investment trust formerly named American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts), which was subsequently renamed American Skandia Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.
     We reserve the right to make changes to the Sub-accounts available under the Annuity as we determine appropriate. We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional Purchase Payments on existing Annuity contracts or close Sub-accounts for Annuities purchased on or after specified dates. We may also substitute an underlying mutual fund or portfolio of an underlying mutual fund for another underlying mutual fund or portfolio of an underlying mutual fund, subject to our receipt of any exemptive relief that we are required to obtain under the Investment Company Act. We will notify Owners of changes we make to the Sub-accounts available under the Annuity.
     Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk. There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

WHAT IS THE LEGAL STRUCTURE OF
THE PORTFOLIOS?
Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the Portfolios in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Income Base maintained in the Sub-accounts. If a Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Income Base allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. We will furnish those Owners who have Income Base allocated to a Sub-account whose Portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the Portfolio that require a vote of shareholders.
     American Skandia Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, American Skandia Investment Services, Incorporated ("ASISI") and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are

48

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AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------

organized in a similar manner as the Trust) is intended to facili- tate the efficient supervision and management of the sub-advisors by ASISI, Prudential Investments LLC and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of underlying funds other than the Trust that is managed by an affiliate. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other underlying funds in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

Material Conflicts
It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

Service Fees Payable to American Skandia

American Skandia or our affiliates have entered into agreements with the investment adviser or distributor of many of the underlying Portfolios. Under the terms of these agreements, American Skandia may provide administrative and support services to the Portfolios for which it receives a fee of up to 0.75% (currently) of the average assets allocated to the Portfolios under the Annuity from the investment advisor, distributor and/or the fund. These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.


Transfers, Assignments or Pledges
Generally, vested rights in an Annuity may be transferred, assigned or pledged for loans at any time. However, these rights may be limited depending on the use of the Annuity. Generally, transfers, assignments or pledges to another person or entity may occur at any time prior to the death of the last surviving Annuitant. We generally will not accept transfers, assignments or pledges after such death. You must request a transfer or provide us a copy of the assignment in writing. A transfer or assignment is subject to our acceptance. Prior to receipt of this notice, we will not be deemed to know of or be obligated under any assignment prior to our receipt and acceptance thereof. We assume no responsibility for the validity or sufficiency of any assignment.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of American Skandia, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. ASM acts as the distributor of a number of annuity and life insurance products we offer and co-distributor of American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through which it receives a portion of the brokerage commissions in connection with purchases and sales of securities held by the portfolios of American Skandia Trust which are offered as underlying investment options under this Annuity.
     ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").
     The Annuity is offered on a continuous basis. ASM enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.
     Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally

                                                                              49

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AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

General Information continued
--------------------------------------------------------------------------------

based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

     In addition in an effort to promote the sale of our products (which may include the placement of American Skandia or the Annuity on the preferred or recommended company or product list and/or access to the firms' registered representatives), we or ASM may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate firm's registered representatives and make them more knowledgeable about the Annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms. A list of firms to whom American Skandia pays a fee is provided in the Statement of Additional Information which is available upon request.
     You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or ASM and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.


PERFORMANCE RELATED INFORMATION
We may advertise certain information regarding the performance of the investment options. This information may help you review the performance of the investment options and provide a basis for comparison with other annuities. This information may be less useful when comparing the performance of the investment options with other savings or investment vehicles. Such other investments may not provide some of the benefits of annuities, or may not be designed for long-term investment purposes. Additionally other savings or investment vehicles may not receive the beneficial tax treatment given to annuities under the Code.
     If a Sub-account advertises its standardized total return, it will usually be calculated for one year, five years, and then ten years or some other relevant periods if the Sub-account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-account at the beginning of the relevant period to the value of the investment at the end of the period.
     If a Sub-account advertises non-standard total returns that pre-date the inception date of the Separate Account, these non-standard total returns are calculated by assuming that the Sub-accounts have been in existence for the same periods as the Portfolios and by taking deductions for all charges equal to those currently assessed against the Sub-accounts.
     Information regarding performance of the Portfolios may provide a partial basis for comparison with other annuities. However, when making such a comparison, you should note whether such other annuities provide guarantees and features similar to or different from those provided pursuant to the Annuities. Such information may only be partially useful in comparing Annuities to other products or investment programs designed to provide periodic income. In making any such comparisons, you should not only compare features and benefits, but should also compare risks, charges, tax treatment, and treatment of such vehicles for other purposes, such as eligibility for governmental assistance programs, bankruptcy, communal property, etc.

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AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

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     These performance measures may have only limited use
when comparing the performance of the investment options with savings or investment vehicles designed for accumulation of wealth, rather than for immediate and on-going income. Such vehicles may not provide some of the benefits of immediate annuities, or may not be designed for income purposes. Additionally, such savings or investment vehicles may not be treated like immediate annuities under the Internal Revenue Code.

     Some of the underlying Portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying Portfolios have been in existence, but the Sub-accounts have not. Such hypothetical historical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts. Hypothetical historical performance of the underlying Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

     We may advertise the performance of money market-type Sub-accounts using a measure of the "current and effective yield". The current yield of a money market-type Sub-account is calculated based upon the previous seven-day period ending on the date of calculation. The effective yield of a money market-type Sub-account reflects the reinvestment of net income earned daily on the assets of such a Sub-account. The current and effective yields reflect the Insurance Charge deducted against the Sub-account. In a low interest rate environment, yields for money market-type Sub-accounts, after deduction of the Insurance Charge, may be negative even though the yield (before deducting the Insurance Charge) is positive. Current and effective yield information will fluctuate. This information may not provide a basis for comparisons with deposits in banks or other institutions which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying mutual funds for variable annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.
     Performance information on the Sub-accounts is based on past performance only and is not an indication or representation of future performance. Performance of the Sub-accounts is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the Portfolios and upon prevailing market conditions and the response of the Portfolios to such conditions. Actual performance will also depend on changes in the expenses of the Portfolios. Such changes are reflected, in turn, in the Sub-accounts, which invest in such Portfolio. In addition, the amount of charges assessed against each Sub-account will affect performance.
     Advertisements we distribute may also compare the performance of our Sub-accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond Index, the Frank Russell non-U.S. Universal Mean, the Morgan Stanley Capital International Index of Europe, Asia and Far East Funds, and the Morgan Stanley Capital International World Index; and/or (b) other management investment companies with investment objectives similar to the mutual fund or portfolio underlying the Sub-accounts being compared. This may include the performance ranking assigned by various publications, including but not limited to the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today and statistical services, including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, SEI, the Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.
     American Skandia Life Assurance Corporation may advertise its rankings and/or ratings by independent financial ratings services. Such rankings may help you in evaluating our ability to meet our obligations in relation to paying fixed Annuity Payments, guarantee a minimum level of Annuity Payments or administer Annuities. Such rankings and ratings do not reflect or relate to the performance of Separate Account B.
     Illustrations: You may be provided a hypothetical illustration of how an Annuity may perform, based on your age, gender, a proposed Premium, etc. WE DO NOT GUARANTEE THAT ANY ANNUITY WILL PERFORM AS ILLUSTRATED. Any such illustration is not valid unless preceded by or accompanied by this Prospectus. No illustration is valid unless it includes examples of how the Annuity would perform assuming Net Investment Performance both at a rate of zero and at the Benchmark Rate in addition to any examples assuming some other interest rate. In addition, no illustration is valid if it projects hypothetical Net Investment Performance in the future in excess of 12% per year.
     When applicable, an illustration would indicate any joint Owner and the age and gender of any joint Annuitant. Values

                                                                              51

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AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

General Information continued
--------------------------------------------------------------------------------

may be expressed as a percentage of the Premium. In addition to the Annuity Payment Amounts, the following values may be illustrated: Cash Value; alternative taxable income, (the income needed from an investment taxed at ordinary income rates to which the exclusionary rules of the Code would not apply to achieve the same after tax income); the effective rate of return (the yield, assuming payment of the Cash Value as of the date illustrated); the cumulative return to-date (the total amount paid, assuming payment of the Lump Sum Alternative as of the date illustrated).
     Unless otherwise permitted by law or regulation, performance information is shown based on an assumed premium, age and gender of an annuitant, an assumed issue date and annuity date, etc. Unless the annuity issued exactly matches the assumptions used, performance information cannot exactly match how an annuity you owned or might have owned would have performed. Illustrations may be provided on paper, and may be provided in color.
     Illustrations may be provided in a format other than on paper. For example, we may provide illustrations for presentation on a computer screen or in a video format.

FINANCIAL STATEMENTS
The financial statements of the separate account and American Skandia Life Assurance Corporation are included in the Statement of Additional Information.

HOW TO CONTACT US
You can contact us by:

o calling our Customer Service Team at 1-800-752-6342 during our normal business hours, 8:30 a.m. EST to 8:00 p.m. EST, Monday through Friday, or American Skandia's telephone automated response system at 1-800-766-4530.
o writing to us via regular mail at American Skandia -- Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176 OR for express mail American Skandia -- Variable Annuities, 2101 Welsh Road, Dresher, PA 19025. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

o sending an email to service@.prudential.com; or visiting our Internet Website at www.americanskandia.prudential.com.
o accessing information about your Annuity through our Internet Website at www.americanskandia.prudential.com.

     You can obtain account information by calling our automated response system and at www.americanskandia.prudential.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your investment professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.americanskandia.prudential.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

     Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

     American Skandia does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. American Skandia reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.


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AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this Prospectus, American Skandia and its affiliates are not involved in any legal proceedings outside of the ordinary course of business. American Skandia and its affiliates are involved in pending and threatened legal proceedings in the normal course of its business, however, we do not anticipate that the outcome of any such legal proceedings will have a material adverse affect on the Separate Account, or American Skandia's ability to meet its obligations under the Annuity, or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information Regarding American Skandia Life Assurance Corporation

American Skandia Life Assurance Corporation Variable Account B

Principal Underwriter/Distributor


Payments Made to Promote Sale of Our Products


Unit Price Determinations

Voting Rights

Modification

Deferral of Transactions

Misstatement of Age or Sex

Ending of Offer

Experts

Legal Experts

Financial Statements

                                                                              53

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

APPENDIX A

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Appendix A -- Condensed Financial Information
About Separate Account B
--------------------------------------------------------------------------------


The Unit Prices and number of Units in the Sub-accounts that commenced operations prior to January 1, 2005 are shown below. All or some of these Sub-accounts were available during the periods shown as investment options for other variable annuities we offer pursuant to different prospectuses. The Insurance Charge assessed against the Sub-accounts under the terms of those other variable annuities are the same as the charges assessed against such Sub-accounts under the Annuity offered pursuant to this Prospectus.

Unit Prices And Numbers Of Units: The following table shows: (a) the Unit Price, as of the dates shown, for Units in each of the Sub-accounts of Separate Account B that commenced operations prior to January 1, 2005 and are being offered pursuant to this Prospectus or which we offer pursuant to certain other prospectuses; and (b) the number of Units outstanding in each such Sub-account as of the dates shown. The year in which operations commenced in each such Sub-account is noted in parentheses. To the extent a Sub-account commenced operations during a particular calendar year, the Unit Price as of the end of the period reflects only the partial year results from the commencement of operations until December 31st of the applicable year. The portfolios in which a particular Sub-account invests may or may not have commenced operations prior to the date such Sub-account commenced operations. The initial offering price for each Sub-account was $10.00.

APPENDIX A

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Appendix A -- Condensed Financial Information
About Separate Account B  continued
--------------------------------------------------------------------------------

                                                                     Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                                        2003            2002            2001           2000
--------------------------------------------------------------------------------------------------------------
AST Strong International Equity 1 (1989)
  Unit Price                                         $     7.13           5.53            6.86          8.99
  Number of Units                                       362,254        153,652         136,976        33,897
--------------------------------------------------------------------------------------------------------------
AST William Blair International Growth 2 (1997)
  Unit Price                                         $    14.32          10.35           14.10         18.68
  Number of Units                                     1,166,396          7,064           5,277         6,782
--------------------------------------------------------------------------------------------------------------
AST American Century International Growth (1997)
  Unit Price                                         $     6.93           5.62            7.06          9.84
  Number of Units                                       308,238         73,893          60,129        32,368
--------------------------------------------------------------------------------------------------------------
AST DeAM International Equity 3 (1994)
  Unit Price                                         $     5.86           4.43            5.41          8.08
  Number of Units                                        91,736         32,967          29,954        20,311
--------------------------------------------------------------------------------------------------------------
AST MFS Global Equity (1999)
  Unit Price                                         $     9.40           7.48            8.64          9.72
  Number of Units                                       123,219         46,925          49,536        23,151
--------------------------------------------------------------------------------------------------------------
AST PBHG Small-Cap Growth 4 (1994)
  Unit Price                                         $    17.38          12.12           18.70         20.25
  Number of Units                                       145,364          6,331           2,439           978
--------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Growth 5 (1999)
  Unit Price                                         $     6.86           4.71            6.48          9.17
  Number of Units                                       258,089         44,611          41,602        35,743
--------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth (2000)
  Unit Price                                         $     8.33           4.98            7.12          9.08
  Number of Units                                       859,909         25,040          10,912           243
--------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value 6 (1998)
  Unit Price                                         $    17.29          12.41           13.65         12.58
  Number of Units                                        35,022         41,406          40,847        14,220
--------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap Value 7 (1997)
  Unit Price                                         $    14.47           10.79           12.06         11.41
  Number of Units                                       962,965         66,744          33,608        15,339
--------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Value 8 (2002)
  Unit Price                                         $    10.89           7.69              --            --
  Number of Units                                       131,066            124              --            --
--------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth 9 (2000)
  Unit Price                                         $     3.87           2.98            4.15          7.03
  Number of Units                                     1,535,565         28,812          17,882         2,473
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth 10 (1994)
  Unit Price                                         $     6.23           4.83            7.11          9.71
  Number of Units                                       371,267         56,712          51,711        36,882
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value 11 (1993)
  Unit Price                                         $    13.82          10.26           11.62         12.13
  Number of Units                                       781,348         69,657          56,219        16,574
--------------------------------------------------------------------------------------------------------------

APPENDIX A

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------

                                                                       Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                         2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth (2000)
  Unit Price                                          $     6.06           4.53            7.14            8.68
  Number of Units                                        200,264         61,001          56,649          30,915
-----------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap Value (2000)
  Unit Price                                          $    10.21           7.61            9.72           10.07
  Number of Units                                        140,873         38,982          26,857          12,895
-----------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources (1995)
  Unit Price                                          $    13.75          10.42           11.18           11.24
  Number of Units                                         75,013          4,994           1,879              --
-----------------------------------------------------------------------------------------------------------------
AST Alliance Growth 12 (1996)
  Unit Price                                          $     5.93           4.86            7.12            8.46
  Number of Units                                        263,698        106,056         106,762          97,356
-----------------------------------------------------------------------------------------------------------------
AST MFS Growth (1999)
  Unit Price                                          $     6.44           5.31            7.48            9.68
  Number of Units                                        893,170        112,701          47,656           3,089
-----------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth (1997)
  Unit Price                                          $     8.46           6.50            7.80           10.09
  Number of Units                                      4,075,719        228,033         182,904         114,992
-----------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth 13 (1992)
  Unit Price                                          $     4.57           3.69            5.33            7.90
  Number of Units                                        604,491        405,437         404,404         235,747
-----------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Growth 8 (2002)
  Unit Price                                          $    10.02             --              --              --
  Number of Units                                         52,491             --              --              --
-----------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value 14 (2000)
  Unit Price                                          $     9.58           7.67            9.17            9.83
  Number of Units                                         85,554          7,126           1,696             442
-----------------------------------------------------------------------------------------------------------------
AST Alliance/Bernstein Growth + Value (2001)
  Unit Price                                          $     8.89           7.14            9.64              --
  Number of Units                                        137,293         37,810              --              --
-----------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein Core Value (2001)
  Unit Price                                          $    10.91           8.61           10.05              --
  Number of Units                                        453,569         82,054          18,453              --
-----------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty (1998)
  Unit Price                                          $    16.17          11.91           11.75           11.57
  Number of Units                                        149,582         25,464          16,487          16,557
-----------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein Managed Index 500 15 (1998)
  Unit Price                                          $     8.28           6.59            8.41            9.46
  Number of Units                                        554,156         90,506          39,414           9,941
-----------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth 16 (1997)
  Unit Price                                          $     8.52           6.70            8.47            9.36
  Number of Units                                        339,653        124,168         113,372          70,887
-----------------------------------------------------------------------------------------------------------------

APPENDIX A

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Appendix A -- Condensed Financial Information
About Separate Account B  continued
--------------------------------------------------------------------------------

                                                                     Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                        2003             2002            2001           2000
-----------------------------------------------------------------------------------------------------------------
AST Alliance Growth and Income 17 (1992)
  Unit Price                                       $      10.25            7.84           10.35          10.53
  Number of Units                                     3,076,626         142,152         205,232         34,439
-----------------------------------------------------------------------------------------------------------------
AST MFS Growth with Income (1999)
  Unit Price                                       $       7.83            6.52            8.42          10.09
  Number of Units                                       151,265          18,434          18,030          1,919
-----------------------------------------------------------------------------------------------------------------
AST INVESCO Capital Income 18 (1994)
  Unit Price                                       $       8.99            7.59            9.31          10.32
  Number of Units                                       204,589          44,419          44,212          8,596
-----------------------------------------------------------------------------------------------------------------
AST DeAM Global Allocation 19 (1993)
  Unit Price                                       $       8.71            7.38            8.84          10.14
  Number of Units                                        61,801          34,451          38,208         30,678
-----------------------------------------------------------------------------------------------------------------
AST American Century Strategic Balanced (1997)
  Unit Price                                       $       9.81            8.36            9.38           9.87
  Number of Units                                       115,095           5,490           4,905          1,725
-----------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation (1994)
  Unit Price                                       $      10.37            8.47            9.52          10.12
  Number of Units                                       222,150          13,799          13,152          2,412
-----------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond 20 (1994)
  Unit Price                                       $      13.73           12.32           10.84          10.70
  Number of Units                                       289,862          36,987          16,390             --
-----------------------------------------------------------------------------------------------------------------
AST Federated High Yield (1994)
  Unit Price                                       $      10.99            9.16            9.27           9.37
  Number of Units                                       906,947          73,614          45,297         12,929
-----------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture (2000)
  Unit Price                                       $      11.98           10.22           10.30          10.13
  Number of Units                                       814,135          43,077          16,628            425
-----------------------------------------------------------------------------------------------------------------
AST DeAM Bond (2002)
  Unit Price                                       $      10.95           10.68              --             --
  Number of Units                                        17,086           3,479              --             --
-----------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond (1994)
  Unit Price                                       $      13.23           12.72           11.80          10.97
  Number of Units                                     2,301,863         362,294         275,317         37,918
-----------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond (1995)
  Unit Price                                       $      12.08           11.85           11.29          10.59
  Number of Units                                       956,856         328,286         112,948          1,940
-----------------------------------------------------------------------------------------------------------------
AST Money Market (1992)
  Unit Price                                       $      10.51           10.57           10.57          10.32
  Number of Units                                     1,245,396         403,604         179,509         29,567
-----------------------------------------------------------------------------------------------------------------
Gartmore Variable Investment Trust -- GVIT Developing Markets 21
(1996)
  Unit Price                                       $      10.59            6.71            7.53           8.19
  Number of Units                                       122,136           6,530           6,555          3,293
-----------------------------------------------------------------------------------------------------------------

APPENDIX A

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------

                                                                      Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                         2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust -- Equity Value (1998)
  Unit Price                                          $    9.10           7.34           9.79          10.59
  Number of Units                                         1,838            246          1,095            327
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust--Equity Income (1999)
  Unit Price                                          $   15.79          12.67          15.89          17.01
  Number of Units                                        10,586          1,063          1,992             --
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -- Nova (1999)
  Unit Price                                                 --             --            6.59           8.73
  Number of Units                                            --             --            517         22,973
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -- Ursa (1999)
  Unit Price                                                 --             --           12.43          10.94
  Number of Units                                            --             --              --             --
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -- OTC (1999)
  Unit Price                                          $    3.89           2.71           4.49           7.01
  Number of Units                                         4,672         17,194         21,091         51,764
-----------------------------------------------------------------------------------------------------------------
INVESCO VIF -- Dynamics (1999)
  Unit Price                                          $    6.22           4.57           6.80           9.99
  Number of Units                                       137,600         18,808         15,825         22,264
-----------------------------------------------------------------------------------------------------------------
INVESCO VIF -- Technology (1999)
  Unit Price                                          $    3.21           2.24           4.27           7.98
  Number of Units                                        42,720          0,448         35,767         25,984
-----------------------------------------------------------------------------------------------------------------
INVESCO VIF -- Health Sciences (1999)
  Unit Price                                          $   10.68           8.46          11.35          13.14
  Number of Units                                        59,116         19,405         27,104         32,969
-----------------------------------------------------------------------------------------------------------------
INVESCO VIF -- Financial Services (1999)
  Unit Price                                          $   11.85           9.26          11.02          12.38
  Number of Units                                        48,538          7,204          8,536          9,786
-----------------------------------------------------------------------------------------------------------------
INVESCO VIF -- Telecommunications (1999)
  Unit Price                                          $    2.36           1.78           3.66           8.05
  Number of Units                                        51,179         26,718         16,854         20,235
-----------------------------------------------------------------------------------------------------------------
Evergreen VA -- International Equity 22 (1999)
  Unit Price                                                 --           6.70           8.51           9.96
  Number of Units                                            --          6,031         12,525            350
-----------------------------------------------------------------------------------------------------------------
Evergreen VA -- Special Equity (1999)
  Unit Price                                          $    9.16           6.10           8.49           9.35
  Number of Units                                        69,344          5,427          5,085             --
-----------------------------------------------------------------------------------------------------------------
Evergreen VA -- Omega (2001)
  Unit Price                                          $    9.21             --            9.04            --
  Number of Units                                        15,743             --             --             --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Europe 30 (1999)
  Unit Price                                          $    7.00           5.11           6.97           9.30
  Number of Units                                        75,543          2,539          7,317             --
-----------------------------------------------------------------------------------------------------------------

APPENDIX A

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Appendix A -- Condensed Financial Information
About Separate Account B  continued
--------------------------------------------------------------------------------

                                                           Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                   2003           2002          2001       2000
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Asia 30 (2002)
  Unit Price                                   $    12.66            --            --        --
  Number of Units                                  47,272            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Japan 30 (2002)
  Unit Price                                   $     9.09            --            --        --
  Number of Units                                  28,579            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Banks (2002)
  Unit Price                                   $    10.97            --            --        --
  Number of Units                                   8,886            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Basic Materials (2002)
  Unit Price                                   $    11.02            --            --        --
  Number of Units                                  53,759            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Biotechnology (2001)
  Unit Price                                   $     7.14          5.17          8.38        --
  Number of Units                                  20,329           460         3,279        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Consumer Cyclical (2002)
  Unit Price                                   $     9.10            --            --        --
  Number of Units                                  13,935            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Consumer Non-Cyclical (2002)
  Unit Price                                   $     9.71            --            --        --
  Number of Units                                   3,821            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Energy (2001)
  Unit Price                                   $     9.10            --           9.20       --
  Number of Units                                  50,155            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Financial (2001)
  Unit Price                                   $     9.88          7.76          9.23        --
  Number of Units                                  32,283         3,258         8,154        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Healthcare (2001)
  Unit Price                                   $     8.29          7.15          9.37        --
  Number of Units                                  23,591         1,235         2,564        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Industrial (2002)
  Unit Price                                   $    10.08            --            --        --
  Number of Units                                  11,186            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Internet (2002)
  Unit Price                                   $    15.10            --            --        --
  Number of Units                                   8,287            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Pharmaceuticals (2002)
  Unit Price                                   $     8.95            --            --        --
  Number of Units                                  24,743            --            --        --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Precious Metals (2002)
  Unit Price                                   $    13.38          9.73            --        --
  Number of Units                                  89,687         1,179            --        --
-----------------------------------------------------------------------------------------------------------------

APPENDIX A

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

--------------------------------------------------------------------------------

                                                           Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                2003           2002           2001          2000
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Real Estate (2001)
  Unit Price                                $    14.00          10.65          10.78          --
  Number of Units                               18,355          2,230          2,306          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Semiconductor (2002)
  Unit Price                                $     9.58             --             --          --
  Number of Units                               17,621             --             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Technology (2001)
  Unit Price                                $     5.00             --           5.92          --
  Number of Units                               74,180             --         12,704          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Telecommunications (2001)
  Unit Price                                $     4.41             --            7.11         --
  Number of Units                               30,179             --             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Utilities (2001)
  Unit Price                                $     7.32           6.11           8.13          --
  Number of Units                               18,902            491             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Bull (2002)
  Unit Price                                $     9.91             --             --          --
  Number of Units                              394,427             --             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Bear (2001)
  Unit Price                                $    10.26          13.78          11.55          --
  Number of Units                               28,299          2,012             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- UltraBull 23 (2001)
  Unit Price                                $     7.13           4.72           7.48          --
  Number of Units                               56,257          2,988             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- OTC (2001)
  Unit Price                                $     5.07             --           5.77          --
  Number of Units                              257,947             --             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Short OTC (2002)
  Unit Price                                $     6.83          11.03             --          --
  Number of Units                               40,617            934             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- UltraOTC (1999)
  Unit Price                                $     0.77             --           1.25        4.06
  Number of Units                              890,270             --         58,556       3,787
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Mid-Cap Value (2002)
  Unit Price                                $    10.30             --             --          --
  Number of Units                               59,964             --             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Mid-Cap Growth (2002)
  Unit Price                                $     9.75             --             --          --
  Number of Units                               24,107             --             --          --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- UltraMid-Cap (2002)
  Unit Price                                $     9.62             --             --          --
  Number of Units                               34,556             --             --          --
-----------------------------------------------------------------------------------------------------------------

APPENDIX A

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Appendix A -- Condensed Financial Information
About Separate Account B  continued
--------------------------------------------------------------------------------

                                                                        Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                             2003           2002          2001          2000
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Small-Cap Value (2002)
  Unit Price                                              $     9.46           --            --            --
  Number of Units                                            105,751           --            --            --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Small-Cap Growth (2002)
  Unit Price                                              $    10.23           --            --            --
  Number of Units                                             65,882           --            --            --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- UltraSmall-Cap 24 (1999)
  Unit Price                                              $     9.49         4.82          8.50          9.32
  Number of Units                                             60,051          953            --         3,174
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- U.S. Government Plus (2002)
  Unit Price                                              $    11.15        11.59            --            --
  Number of Units                                             20,058        1,005            --            --
-----------------------------------------------------------------------------------------------------------------
ProFund VP -- Rising Rates Opportunity (2002)
  Unit Price                                              $     7.61           --            --            --
  Number of Units                                             78,428           --            --            --
-----------------------------------------------------------------------------------------------------------------
First Trust[RegTM] 10 Uncommon Values (2000)
  Unit Price                                              $     3.99         2.95          4.73          7.44
  Number of Units                                             22,064       23,080        31,543        32,451
-----------------------------------------------------------------------------------------------------------------
Target Managed VIP (1999)
  Unit Price                                                                   --            --            --
  Number of Units                                                              --            --            --
-----------------------------------------------------------------------------------------------------------------
The Dow DARTSM 10 (1999)
  Unit Price                                                                   --            --            --
  Number of Units                                                              --            --            --
-----------------------------------------------------------------------------------------------------------------
Global Target 15 (1999)
  Unit Price                                                                   --            --            --
  Number of Units                                                              --            --            --
-----------------------------------------------------------------------------------------------------------------
S&P Target 24 (1999)
  Unit Price                                                                   --            --            --
  Number of Units                                                              --            --            --
-----------------------------------------------------------------------------------------------------------------
Nasdaq Target 15 (1999)
  Unit Price                                                                   --            --            --
  Number of Units                                                              --            --            --
-----------------------------------------------------------------------------------------------------------------
Value Line[RegTM] -- Target 25 (1999)
  Unit Price                                                                   --            --            --
  Number of Units                                                              --            --            --
-----------------------------------------------------------------------------------------------------------------
Prudential -- SP Jennison International Growth (2001)
  Unit Price                                              $     7.75         5.64          7.40            --
  Number of Units                                             18,435        1,341            --            --
-----------------------------------------------------------------------------------------------------------------

1: Effective December 10, 2001, Strong Capital Management, Inc. became Sub-advisor of the Portfolio. Effective December 10, 2001, Strong Capital Management, Inc. became Sub-advisor of the Portfolio. Prior to December 10, 2001, A I M Capital Management, Inc. served as Sub-advisor of the Portfolio, then named "AST AIM International Equity." Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."


2: Effective November 11, 2002, William Blair & Company, L.L.C. became Sub-advisor of the Portfolio. Prior to November 11, 2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Overseas Growth."

APPENDIX B

AMERICAN SKANDIA LIFE ASSURANCE PROSPECTUS

Appendix B -- Additional Information on Asset Allocation Programs
--------------------------------------------------------------------------------


I. Program Rules for the asset allocation program offered on and after May 1,
2005



II. Information about asset allocation programs offered prior to May 1, 2005. Prior to May 1, 2005, we offered different asset allocation programs designed for American Skandia by Morningstar Associates, LLC. These were available to Annuity Owners at no additional charge. Under one program, you can choose from each of the available Sub-accounts for each asset class within the model portfolio you have elected. Under this program, you may change your selected Sub-accounts at any time. Under another program, the Sub-accounts for each asset class in each model portfolio are designated for you. If you elect the second type of program, the designated Sub-accounts within a model portfolio change from time to time. Under both of these programs, the values in the Sub-accounts will be rebalanced periodically back to the indicated percentages for the applicable asset class within the model portfolio that you have selected. Under both of these programs, the percentage allocations for a model portfolio may change periodically. Each asset allocation program is subject to additional limitations and restrictions, which are more fully described in the enrollment form for the programs.
     Asset allocation is a sophisticated method of diversification which allocates assets among asset classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. American Skandia does not intend to provide any personalized investment advice in connection with any asset allocation programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult with your Investment Professional before electing any asset allocation program.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE AMERICAN

 SKANDIA ANNUITY DESCRIBED IN PROSPECTUS VIAT-PROS (05/2005).



                     --------------------------------------
                                (print your name)



                     --------------------------------------
                                    (address)



                     --------------------------------------
                              (city/state/zip code)

--------------------------------------------------------------------------------

Variable Annuity Issued by:                            Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                  AMERICAN SKANDIA
ASSURANCE CORPORATION                                           MARKETING, INCORPORATED
A Prudential Financial Company                           A Prudential Financial Company
One Corporate Drive                                                 One Corporate Drive
Shelton, Connecticut 06484                                   Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                       Telephone: 203-926-1888
http://www.americanskandia.prudential.com     http://www.americanskandia.prudential.com

                              MAILING ADDRESSES:



                    AMERICAN SKANDIA -- VARIABLE ANNUITIES
                                 P.O. Box 7960
                            Philadelphia, PA 19176



                                 EXPRESS MAIL:
                    AMERICAN SKANDIA -- VARIABLE ANNUITIES
                                2101 Welsh Road
                               Dresher, PA 19025

IRA Disclosure Statement
--------------------------------------------------------------------------------


This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEP) for employer contributions, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary. This Annuity may not be available in all jurisdictions. Our contracts have been submitted to the IRS for approval for use as a prototype. Approval for this contract has either been received or is pending.

FREE LOOK PERIOD
Except as noted below, you may return the Annuity for a refund within a specified time period of not less than 10 days after it is delivered. We inform you of any longer period when your annuity is issued. We also inform you how the amount of the refund is calculated, as described in the section of the Prospectus for this Annuity on returning the Annuity should you change your mind. To exercise this "free-look" provision, return the contract to the representative who sold it you or to our administrative offices at the address shown on the back of this Prospectus.
     If you are using the Annuity as an annuitization option from a deferred annuity issued by us, you do not have this right to return the Annuity for a refund.

ELIGIBILITY REQUIREMENTS
Due to the minimum premium requirements for purchasing an Annuity, it is only available as: (a) a "rollover" from another IRA or from various retirement plans considered "qualified" under federal tax rules; or (b) an annuitization of a deferred annuity issued by us and held as an IRA; and (c) an combination of a "rollover" to an IRA from a deferred annuity issued by us and held for purposes of a "qualified" retirement plan that is simultaneously being annuitized. This applies in connection with IRAs for you, a non-working spouse or one established for a divorced spouse receiving alimony (and no other income).

CONTRIBUTIONS
You may not make additional contributions to your Annuity. You should consider making final contributions to your existing IRA or qualified retirement plan before purchasing an Annuity (or annuitizing a deferred annuity). However, you should consult with your tax advisor to determine if you may still be eligible to contribute to a different IRA you already own or may consider opening, either for yourself or a non-working spouse.

ROLLOVER CONTRIBUTION
To the extent there is any Cash Value provided by your Annuity at the time you seek to make a partial surrender, once every year, you are permitted to withdraw any portion of the value of your IRA or SEP and reinvest it in another IRA. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution. Note that any allowable partial surrenders generally reduce the values of your Annuity, including the amounts due as Annuity Payments, in the same proportion as your Cash Value is reduced.
     A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.) Funds can also be rolled over from an IRA or SEP to another IRA or SEP or to another qualified retirement plan or 457 government plan.
     Transfer and/or rollover contributions may not include any amounts that must be distributed as a Minimum Required Distribution ("MRD"). If MRD amounts are included in a transfer or rollover contribution, the IRS may deem such amounts an excess contribution which is subject to penalties. We strongly urge you to seek professional tax advice related to this issue prior to making a transfer or rollover contribution.

         This IRA Disclosure Statement is not part of this Prospectus.

--------------------------------------------------------------------------------
DISTRIBUTIONS

(a) Premature Distributions

At no time can your interest in your IRA or SEP be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA or SEP as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP to anyone. Use of an IRA (or SEP) as security or assignment of it to another will invalidate the entire IRA. It then will be includable in your income in the year it is invalidated and will be subject to a 10% tax penalty if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEP without penalty to your former spouse in accordance with the terms of a divorce decree.)
     To the extent there is any Cash Value available, you may surrender any portion of the value of your IRA (or SEP). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled.
     If you made an excess contribution in the tax year in which you purchased an Annuity (you cannot contribute additional amounts once the Annuity is issued) and you partially surrender your Annuity in order to withdraw an amount equal to the excess contribution, the 10% tax penalty does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

(b) Distribution After Age 59 1/2
Generally, your Annuity Payments are not subject to the 10% penalty for distributions prior to age 59 1/2. However, partial surrenders occurring before your age 59 1/2 generally will be subject to a 10% tax penalty. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs; however, you cannot suspend your Annuity Payments in order to satisfy your minimum distribution requirements from another source. The distributions from your IRA will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, the portion of the distribution attributable to the nondeductible contribution will be tax-free.

(c) Inadequate Distributions -- 50% Tax
Your IRA or SEP is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. Payments from your Annuity are designed to meet applicable minimum distribution requirements in relation to the amounts in your Annuity. The calculation method is defined under IRS regulations. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

(d) Death Benefits
Any Annuity Payments due irrespective of whether the Annuitant is alive is payable to the beneficiary as continuing payments, or may be available as a commuted value payable as a lump sum death benefit. However, if no such Annuity Payment remain due, no death benefit is payable. The terms of your Annuity may require that the number and level of Annuity Payments must be adjusted, or that any death benefit only be paid as a lump sum, in order to comply with applicable tax regulations.
     If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. A distribution of any death benefit will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

         This IRA Disclosure Statement is not part of this Prospectus.

IRA Disclosure Statement  continued
--------------------------------------------------------------------------------


ROTH IRAS
For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a traditional IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements of IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.
     Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a traditional IRA to a Roth IRA. Persons considering a rollover, transfer or conversion should consult their own tax advisor.
     "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA.
     Distributions from a Roth IRA need not commence at age 70 1/2.

REPORTING TO THE IRS
Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate. If you were at least 70 1/2 at the end of the prior year, we will indicate to you and to the IRS, on Form 5498, that your account is subject to minimum required distributions.

         This IRA Disclosure Statement is not part of this Prospectus.

AMERICAN SKANDIA'S PRIVACY POLICY
--------------------------------------------------------------------------------

                                     [Logo]
                                    American
                                     Skandia


At American Skandia(1), the basic principles of our privacy policy, described in more detail below, are (1) American Skandia does not sell nonpublic personal information about its customers and (2) American Skandia shares nonpublic personal information about you only to provide and administer our products and services to you. Unless we receive authorization from you or are required or permitted to do so under law, we do not otherwise share nonpublic personal information about you.

     This privacy policy applies to all of American Skandia's products and services (including Annuities and Life Insurance), and any future products or services American Skandia may develop or provide to individuals. We reserve the right to change our privacy policy and will keep you informed of any such changes.

I. INFORMATION WE MAY COLLECT ABOUT YOU
You may provide us with, or we may collect, nonpublic personal information that allows us to provide and administer our products and services. This includes personal financial information, (such as net worth and annual income) and personal health information, (such as medical history). We only disclose personal health information with your prior written authorization or as otherwise permitted or required by law. Therefore, in the remainder of this notice, unless otherwise noted, references to nonpublic personal information exclude all personal health information.
     We collect nonpublic personal information from the following sources:
     o Information we receive from you on applications or other forms such as your name, address, and social security number;
     o Information about your transactions with us, our affiliates, or others such as your account balances;
     o Information we receive from other third parties such as a consumer reporting agency; and
     o Information we receive or obtain during your visits to our Web site. We may employ "cookies" while you are visiting our Web site. A "cookie" is a set of information that our web server assigns to your hard drive when you visit our site. Utilizing "cookies" helps us understand what parts of our site you find most useful and where you may be likely to return on our site in the future. If you choose to disable "cookies" you may not be able to utilize our services to the fullest extent.

Please note that publicly available information, except in limited circumstances, is not considered nonpublic personal information.

II. INFORMATION THAT WE MAY DISCLOSE
We may disclose the nonpublic personal information that we collect as described above to provide and administer our products and services to you. This applies to both current customers and former customers.
     We may also disclose nonpublic personal information about you to affiliated and non-affiliated third parties with your consent or as otherwise may be required or permitted by law.

III. POLICIES AND PRACTICES WITH RESPECT TO PROTECTING THE CONFIDENTIALITY, SECURITY, AND INTEGRITY OF YOUR INFORMATION
We restrict access to nonpublic personal information, including personal health information, about you to those employees who need it to provide products or services to you and as otherwise described above. We maintain physical, electronic, and procedural safeguards that comply with applicable law to guard nonpublic personal information.

IV. FURTHER INFORMATION
You have the right to access nonpublic personal information about you that we maintain, upon request. You may request correction, amendment or deletion of any information, which you believe to be inaccurate. If the information was provided to us by a third party, we will direct you to the third party to correct any information it gave us.

(1) For purposes of the following notice, "American Skandia", "we", or "us" refers to American Skandia, Inc.; American Skandia Life Assurance Corporation; American Skandia Marketing, Incorporated; American Skandia Investment Services, Incorporated; American Skandia Information Services and Technology Corporation and American Skandia Trust.


              This Privacy Policy is not part of this Prospectus.

AMERICAN SKANDIA'S PRIVACY POLICY  continued
--------------------------------------------------------------------------------

Please submit any inquiries to us at:


Variable Annuities: American Skandia Life Assurance Co., P.O. Box 7960, Philadelphia, PA 19176

Variable Life Insurance: Variable Life Insurance, American Skandia Life Assurance Co., P.O. Box 290698, Wethersfield, CT
06129-0698

For your security, the request must be signed and your signature notarized. Include all account numbers for which you request information. If you have products or services across multiple platforms, a separate request for each must be sent.


Variable annuities and variable life insurance are issued by American Skandia Life Assurance Corporation and distributed by American Skandia Marketing, Incorporated, both located at One Corporate Drive, Shelton, CT 06484. All are Prudential Financial companies. American Skandia Life Assurance Corporation is solely responsible for its financial condition and contractual obligations.


IFS-A090045                                                ed. 04/2004

                       STATEMENT OF ADDITIONAL INFORMATION

The Annuity is registered under the Securities Act of 1933 and the Investment Company Act of 1940. The Annuity is issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B and AMERICAN SKANDIA LIFE ASSURANCE CORPORATION.

                                TABLE OF CONTENTS

Item                                                                      Page
----                                                                      ----
GENERAL INFORMATION REGARDING AMERICAN SKANDIA LIFE
  ASSURANCE CORPORATION......................................................2
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B...............2
PRINCIPAL UNDERWRITER/DISTRIBUTOR............................................3
UNIT PRICE DETERMINATIONS....................................................3
OTHER TAX RULES..............................................................4
   Federal Tax Status........................................................4
VOTING RIGHTS................................................................5
MODIFICATION.................................................................5
DEFERRAL OF TRANSACTIONS.....................................................6
MISSTATEMENT OF AGE OR SEX...................................................6
ENDING OF OFFER..............................................................6
EXPERTS......................................................................6
LEGAL EXPERTS................................................................6
FINANCIAL STATEMENTS.........................................................7


--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA 19176, OR TELEPHONE 1-800-752-6342. OUR ELECTRONIC MAIL ADDRESS IS SERVICE@PRUDENTIAL.COM.
--------------------------------------------------------------------------------

Date of Prospectus:  May 2, 2005     Date of Statement of Additional Information: May 2, 2005
VIAT-SAI [05/2005]

GENERAL INFORMATION REGARDING AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance Corporation ("American Skandia", "we", "our" or "us") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states, the District of Columbia and Puerto Rico. American Skandia is a wholly-owned subsidiary of American Skandia, Inc. ("ASI"). American Skandia's principal business address is One Corporate Drive, Shelton, Connecticut 06484.

Effective May 1, 2003, Skandia U.S. Inc., the sole shareholder of ASI, which is the parent of American Skandia, was purchased by Prudential Financial, Inc. Prudential Financial, Inc. is a New Jersey insurance holding company whose subsidiary companies serve individual and institutional customers worldwide and include The Prudential Insurance Company of America, one of the largest life insurance companies in the U.S. These companies offer a variety of products and services, including life insurance, property and casualty insurance, mutual funds, annuities, pension and retirement related services and administration, asset management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American Skandia Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into the unit investment trust formerly named American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts), which was subsequently renamed American Skandia Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account
B. The consolidation of Separate Account B had no impact on Annuity Owners.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios. Also included in such information is the investment policy of each Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. However, addition of a portfolio does not require us to create a new Sub-account to invest in that portfolio. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRINCIPAL UNDERWRITER/DISTRIBUTOR

American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of ASI, is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. American Skandia Life Assurance Corporation and American Skandia Investment Services, Incorporated ("ASISI"), a co-investment manager of American Skandia Trust and American Skandia Advisor Funds, Inc., are also wholly-owned subsidiaries of ASI. American Skandia Information Services and Technology Corporation ("ASIST"), also a wholly-owned subsidiary of ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the distributor of a number of annuity and life insurance products we offer and co-distributor of American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM also acts as an introducing broker-dealer through whom it receives a portion of brokerage commissions in connection with purchases and sales of securities held by Portfolios of American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.

Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition, in an effort to promote the sale of our products (which may include the placement of American Skandia and/or the Annuity on a preferred or recommended company or product list and/or access to the ?rm's registered representatives), we or ASM may enter into compensation arrangements with certain broker-dealer ?rms with respect to certain or all registered representatives of such ?rms under which such ?rms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the ?rm on the Annuity's features; conducting due diligence and analysis, providing of?ce access, operations and systems support; holding seminars intended to educate ?rm's registered representatives and make them more knowledgeable about the Annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval.. To the extent permitted by NASD rules and otherapplicable laws and regulations, ASM may pay or allow other promotionalincentives or payments in the form of cash or non-cash compensation. Thesearrangements may not be offered to all firms and the terms of such arrangementsmay differ between firms.

The list below identifies three general types of payments that American Skandia pays which are broadly defined as follows:

     a.  o Percentage Payments based upon "Asset under Management" or "AUM":
         This type of payment is a percentage payment that is based upon the totalamount held in all American Skandia annuity products that were soldthrough the firm (or its affiliated broker/dealers).

         o Percentage Payments based upon sales: This type of payment is apercentage payment that is based upon the total amount of moneyreceived as purchase payments under American Skandia annuity products sold through the firm (or its affiliated broker/dealers).

     b. o Fixed payments: These types of payments are made directly to or insponsorship of the firm (or its affiliated broker/dealers). Examplesof arrangements under which such payments may be made currentlyinclude, but are not limited to, sponsorships, conferences (national,regional and top producer), speaker fees, promotional items, andreimbursements to firms for marketing activities or services paid bythe firms and/or their individual representatives. The amount of thesepayments varies widely because some payments may encompass only asingle event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of arelationship for systems, operational and other support.


The list below includes the names of the firms (or their affiliatedbroker/dealers) that we are aware (as of May 1, 2005) received payment of more than $__________ under one or more of these types of arrangements during thelast calendar year or that have received or are expected to receive such paymentduring the current calendar year. Your registered representative can provide youwith more information about the compensation arrangements that apply upon the sale of the Annuity.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or ASM and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

ASLAC pays ASM an underwriting commission for its role as principal underwriter/distributor of all variable insurance products issued by ASLAC. ASM is responsible for payment of commissions to the broker-dealer firms who are the ultimate sellers of the product. ASM does not retain any underwriting commissions. For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal underwriter/distributor has been: 2004 ___________;2003: $182,550,093; 2002:
$193,374,436.

UNIT PRICE DETERMINATIONS

For each Sub-account the initial Unit Price is $10.00. The Unit Price for each subsequent Valuation Period is the net investment factor for that Valuation Period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the Valuation Period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (1) divided by (2), less (3), where:

     (1) is the net result of:

          (a) the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

          (b) any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

     (2) is the net result of:

          (a) the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

          (b) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

     (3) is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

OTHER TAX RULES

Federal Tax Status

     1.  Diversification.

     The Internal Revenue Code provides that the underlying investments for the variable investment options must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the variable investment options for the contract meet these diversification requirements.

     2.  Investor Control.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected contractowners as is feasible under the circumstances.

     3.  Entity Owners.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

     4.  Purchase Payments Made Before August 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14,1982, is not subject to the 10% tax penalty.

     5.  Generation-Skipping Transfers.

     If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

VOTING RIGHTS

You  have  voting   rights  in  relation  to  Income  Base   maintained  in  the
Sub-accounts.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) any change in the fundamental investment policy; (d) any other matter requiring a vote of the shareholders; and (e) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement. American Skandia Trust (the "Trust") has obtained an
exemption  from  the  Securities  and  Exchange   Commission  that  permits  its
investment adviser, American Skandia Investment Services, Incorporated ("ASISI"), subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of any change in fundamental investment policy, only Owners maintaining Income Base as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION

We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) deregister Separate Account B under the Investment Company Act; (d) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (e) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (f) make changes that are necessary to maintain the tax status of your Annuity under the Code; (g) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (h) discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

DEFERRAL OF TRANSACTIONS

We may defer any distribution or transfer from an Annuity Payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Annuity Payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Income Base may fluctuate based on changes in the Unit Values, but you may not be able to transfer Income Base, or make a purchase or redemption request.

The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

     o   trading on the NYSE is restricted;
     o an emergency exists making redemption or valuation of securities held in the separate account impractical; or
     o the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life Annuity Payments are based, we make adjustments to conform to the facts. As to Annuity Payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

ENDING OF OFFER

We may limit or discontinue offering Annuities. Existing Annuities will not be affected by any such action.

EXPERTS

PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut 06103, independent auditors, have audited the financial statements of American Skandia Life Assurance Corporation and American Skandia Life Assurance Corporation Variable Account B with respect to the year ended December 31, 2003 and 2004. Ernst & Young LLP, Goodwin Square, 225 Asylum Street, Hartford, Connecticut 06103, independent auditors, have audited the financial statements of American Skandia Life Assurance Corporation and American Skandia Life Assurance Corporation Variable Account B with respect to the years ended December 31, 2002, 2001, 2000 and 1999. The consolidated financial statements of American Skandia Life Assurance Corporation at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2003 and the financial statements of American Skandia Life Assurance Corporation Variable Account B at December 31, 2004 and for the periods ended December 31, 2004 and 2003 are included in this Statement of Additional Information. The financial statements included herein have been audited by PricewaterhouseCoopers LLP and Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of each firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel for American Skandia Life Assurance Corporation has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS

The statements which follow in Appendix A are those of American Skandia Life Assurance Corporatin and American Skandia Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2004 and for the years ended December 31, 2004 and 2003. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to American Skandia - Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at service@prudential.com.

                                   Appendix A

      Financial Statements for American Skandia Life Assurance Corporation and American Skandia Life Assurance Corporation Separate Account B

                            To Be Filed By Amendment

                  AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION


                            To Be Filed By Amendment

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               SEPARATE ACCOUNT B


                            To Be Filed by Amendment

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a) All financial statements are included in Parts A & B of this Registration Statement.

(b)  Exhibits are attached as indicated.

     (1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

     (2) Not applicable. American Skandia Life Assurance Corporation maintains custody of all assets.

     (3) (a) Form of revised Principal Underwriting Agreement between American Skandia Life Assurance Corporation and American Skandia Marketing, Incorporated, formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

          (b) Form of Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-87010, filed April 24, 1998.

     (4) (a) Copy of the Form of Annuity Contract filed via EDGAR with Initial Registration to Registration Statement No. 333-93775, filed December 29, 1999.

          (b) Copy of Required Minimum Distribution Endorsement filed via EDGAR with Initial Registration to Registration Statement No. 333-93775, filed December 29, 1999.

          (c) Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-49478, filed March 14, 2001.

     (5) (a) A copy of the application form used with the Annuity filed via EDGAR with Initial Registration to Registration Statement No. 333-93775, filed December 29, 1999.

          (b) Revised copy of the application form used with the Annuity filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-93775, filed April 28, 2000.

     (6)  a)   Copy of the certificate of incorporation of American Skandia Life
               Assurance Corporation filed via EDGAR with Registration Statement
               No. 33-44203, CIK No. 0000881453, Accession No. .
               0000881453-04-000025, filed March 24, 2004.

          (b) Copy of the By-Laws of American Skandia Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, CIK No. 0000881453, Accession No. .
               0000881453-04-000025, filed March 24, 2004.

     (7)  Annuity Reinsurance Agreements between Depositor and:

          (a) Transamerica Occidental Life Assurance Company effective May 1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

          (b) PaineWebber Life Insurance Company effective January 1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

          (c) Connecticut General Life Insurance Company effective January 1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

     (8)  Agreements between Depositor and:

          (a) American Skandia Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997 (At such time, what later became American Skandia Trust was known as the Henderson Global Asset Trust).

          (b) Rydex Variable Trust filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement 33-87010, filed April 26, 1999.

          (c) First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

          (d) Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

          (e) INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

          (f) ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

          (g) Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010.

          (h) Gartmore Global Asset Management Trust filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

     (9) Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment No. 7 to this Registration Statement on April 20, 2004.

     (10) (a)  Consent of Pricewaterhouse Coopers LLP   To be filed by amendment

          (b)  Consent of Ernst & Young LLP             To be filed by amendment

     (11) Not applicable.

     (12) Not applicable.

     (13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

     (14) Not applicable.

          (99.1)    (a)Powers of Attorney for James J. Avery, Director, Richard
                    J. Carbone, Director, Helen M. Galt, Director, Ronald P. Joelson, Director, Andrew J. Mako, Director and David R. Odenath, Chief Executive Officer, President and Director filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577.
                    (b)Powers of Attorney for Directors C. Edward Chaplin and Bernard J. Jacob filed with Initial Registration Statement No. 333-117052.
                    (c)Power of Attorney for Michael Bohm, Executive Vice President and Chief Financial Officer filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-96577, filed November 12, 2004.

Item 25.  Directors and Officers of the Depositor:

Effective May 1, 2003 Prudential Financial, Inc., a New Jersey corporation, purchased Skandia U.S. Inc., a Delaware corporation, and its subsidiaries, one of which is American Skandia Life Assurance Corporation ("American Skandia"), from Skandia Insurance Company Ltd. Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American Skandia.

The Directors and Officers of the Depositor is incorporated by reference to EDGAR filing of Post-Effective Amendment No. 8 to Registration Statement No. 333-71654, filed February 24, 2005.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
Registrant: The Depositor does not directly or indirectly control any person. The following persons are under common control with the Depositor by American Skandia, Inc.:

          (1) American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"): Variable Account B was established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

          (2) American Skandia Life Assurance Corporation ("ASLAC"): The organization is a stock life insurance company domiciled in Connecticut with licenses in all 50 states and the District of Columbia. ASLAC is a wholly-owned subsidiary of American Skandia, Inc.

          (3) American Skandia Information Services and Technology Corporation ("ASIST"): The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC. Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

          (4) American Skandia Marketing, Incorporated ("ASM"): The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC. It was formed primarily for the purpose of acting as a broker-dealer in securities. It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by American Skandia Life Assurance Corporation. It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities. It also may provide such services in relation to marketing of certain retail mutual funds. It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

          (5) American Skandia Investment Services, Incorporated ("ASISI"): The organization is a general business corporation organized in the State of Connecticut and is an affiliate of ASLAC. The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts. Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

          (6) American Skandia Advisory Services, Incorporated ("ASASI"): The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC. ASASI's principal business is designing Asset Allocation Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals. ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

          (7) American Skandia Fund Services, Incorporated ("ASFSI"): The organization is a general business corporation organized in the State of Delaware. The organization is a registered transfer agent for American Skandia Advisor Funds, Inc. ("ASAF") and it provides transfer agent services to ASAF.

Effective May 1, 2003, Skandia U.S. Inc., the sole shareholder of ASI, which is the parent of ASLAC, was purchased by Prudential Financial, Inc. Prudential Financial is a New Jersey insurance holding company whose subsidiary companies serve individual and institutional customers worldwide and include The Prudential Insurance Company of America, one of the largest life insurance companies in the U.S.

In addition to the affiliates and/or subsidiaries shown above, ASLAC holds all of the voting securities of American Skandia Trust ("AST"), a managed, open-end investment company organized as a Massachusetts business trust, other than those securities held in separate accounts of Kemper Investors Life Insurance Company ("Kemper") in support of variable life insurance policies issued by Kemper. The shares of this investment company are voted in accordance with the instructions of persons having interests in the unit investment trust, and ASLAC and Kemper vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, filed March 10, 2004, the text of which is hereby incorporated.

Item 27. Number of Contract Owners: As of December 31, 2004, there were 131 owners of Annuities.

Item 28. Indemnification: Under Section 33-320a of the Connecticut General Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of American Skandia Life Assurance Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified pursuant to indemnity agreements between each director and officer and American Skandia, Inc., a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM are covered under a directors and officers liability insurance policy. Such policy will reimburse ASLAC or ASM, as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a) American Skandia Marketing, Inc. ("ASM"), a subsidiary of American Skandia, Inc., serves as distributor and principal underwriter for flexible premium deferred annuities, single premium deferred annuities, modified single premium variable life insurance policies and flexible premium variable life insurance policies issued by American Skandia Life Assurance Corporation. ASM also serves as distributor and principal underwriter for American Skandia Trust and American Skandia Advisor Funds, Inc.

(b)  Directors and officers of ASM

Effective May 1, 2003 Prudential Financial, Inc., a New Jersey corporation, purchased Skandia U.S. Inc., a Delaware corporation, and its subsidiaries, one of which is American Skandia Marketing, Incorporated ("ASM"), from Skandia Insurance Company Ltd. Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of ASM.

The Directors and Officers of ASM is incorporated by reference to EDGAR filing of Post-Effective Amendment No. 8 to Registration Statement No. 333-71654, filed February 24, 2005.

Item 30. Location of Accounts and Records: Accounts and records are maintained by ASLAC at its principal office in Shelton, Connecticut.

Item 31. Management Services: None

Item 32.  Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) American Skandia Life Assurance Corporation ("Depositor") hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses incurred and the risks assumed by American Skandia Life Assurance Corporation under the respective facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for American Skandia Life Assurance Corporation to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract or prospectus or otherwise."

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 25th day of March, 2005.

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   Registrant

                 By: American Skandia Life Assurance Corporation

By:     /s/Robin Wagner
        ---------------
        Robin Wagner, Vice President, Corporate Counsel

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    Depositor

By:     /s/Robin Wagner
        ---------------
        Robin Wagner, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


      Signature                         Title                                     Date
                           (Principal Executive Officer)
  David R. Odenath*     Chief Executive Officer and President               March 25, 2005
  -----------------
  David R. Odenath


         (Principal Financial Officer and Principal Accounting Officer)


  Michael Bohm*             Executive Vice President and                    March 25, 2005
  -------------
  Michael Bohm                Chief Financial Officer




                               (Board of Directors)


James Avery*                      Richard Carbone*                              Helen Galt*
------------                      ----------------                              -----------
James Avery                       Richard Carbone                               Helen Galt


  Ronald Joelson*                 David R. Odenath*                             Andrew J. Mako*
  ---------------                 -----------------                             ---------------
  Ronald Joelson                  David R. Odenath                              Andrew J. Mako

C. Edward Chaplin*                Bernard J. Jacob*
------------------                -----------------
   C. Edward Chaplin              Bernard J. Jacob


                             By: /s/Robin Wagner
                             -------------------
                                 Robin Wagner


*Executed by Robin Wagner on behalf of those indicated pursuant to Power of Attorney